UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)
P.O. Box 5501
Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1. Shareholder Report.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

ANNUAL REPORT

December 31, 2010

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed funds (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective “Portfolio”). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.

The table below illustrates your Fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
Institutional Class Shares	July 1, 2010	December 31, 2010	Period *
Based on Actual Fund Return

Liquid Reserves Fund	$1,000.00	$1,001.20	$0.61

Tax Free Money Market Fund	$1,000.00	$1,000.60	$0.86

U.S. Government Money Market Fund	$1,000.00	$1,000.50	$0.61

Treasury Money Market Fund	$1,000.00	$1,000.10	$0.66

Treasury Plus Money Market Fund	$1,000.00	$1,000.30	$0.61

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE (continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
Institutional Class Shares	July 1, 2010	December 31, 2010	Period *

Based on Hypothetical (5% return before expenses)

Liquid Reserves Fund	$1,000.00	$1,024.60	$0.61

Tax Free Money Market Fund	$1,000.00	$1,024.35	$0.87

U.S. Government Money Market Fund	$1,000.00	$1,024.60	$0.61

Treasury Money Market Fund	$1,000.00	$1,024.55	$0.66

Treasury Plus Money Market Fund	$1,000.00	$1,024.60	$0.61

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Institutional Class Shares’ annualized average weighted expense ratio as of December 31, 2010, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund	0.12%

Tax Free Money Market Fund	0.17%

U.S. Government Money Market Fund	0.12%

Treasury Money Market Fund	0.13%

Treasury Plus Money Market Fund	0.12%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
Investment Class Shares	July 1, 2010	December 31, 2010	Period *

Based on Actual Fund Return

Liquid Reserves Fund	$1,000.00	$1,000.00	$1.81

Tax Free Money Market Fund	$1,000.00	$1,000.20	$1.26

U.S. Government Money Market Fund	$1,000.00	$1,000.00	$1.11

Treasury Money Market Fund	$1,000.00	$1,000.00	$0.76

Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.91

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE (continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
Investment Class Shares	July 1, 2010	December 31, 2010	Period *

Based on Hypothetical (5% return before expenses)

Liquid Reserves Fund	$1,000.00	$1,023.39	$1.84

Tax Free Money Market Fund	$1,000.00	$1,023.95	$1.28

U.S. Government Money Market Fund	$1,000.00	$1,024.10	$1.12

Treasury Money Market Fund	$1,000.00	$1,024.45	$0.77

Treasury Plus Money Market Fund	$1,000.00	$1,024.30	$0.92

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized average weighted expense ratio as of December 31, 2010, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund	0.36%

Tax Free Money Market Fund	0.25%

U.S. Government Money Market Fund	0.22%

Treasury Money Market Fund	0.15%

Treasury Plus Money Market Fund	0.18%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Institutional Investment Trust

Statements of Assets and Liabilities
December 31, 2010

	Liquid	Tax Free	U.S. Government	Treasury	Treasury Plus
	Reserves	Money Market	Money Market	Money Market	Money Market
	Fund	Fund	Fund	Fund	Fund

Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$26,118,295,385	$405,327,347	$4,909,594,692	$3,656,737,948	$933,746,878
Receivable from Adviser and Distributor (Note 3)	889,817	67,433	184,773	315,493	74,672
Prepaid expenses	9,667	1,891	3,373	2,951	2,154

Total assets	26,119,194,869	405,396,671	4,909,782,838	3,657,056,392	933,823,704

Liabilities
Administration and custody fees (Note 3)	4,199	4,199	4,199	4,199	4,199
Distribution fees (Note 3)	71,346	25,125	43,120	76,833	12,806
Dividends payable	324,886	585	22,946	53	57
Registration and filing fees	1,490,368	1,345	103,737	149,131	20,957
Shareholder servicing fee (Note 3)	178,368	62,812	107,801	192,081	31,496
Professional fees	16,457	16,459	16,459	16,459	16,460
Transfer agent fees	1,203	1,456	2,894	1,996	2,180
Accrued expenses and other liabilities	15,632	6,850	20,931	7,672	14,233

Total liabilities	2,102,459	118,831	322,087	448,424	102,388

Net Assets	$26,117,092,410	$405,277,840	$4,909,460,751	$3,656,607,968	$933,721,316

Net Assets Consist of:
Paid in capital	$26,117,088,152	$405,277,742	$4,909,631,393	$3,656,571,991	$933,721,406
Undistributed net investment income	–	98	–	–	–
Accumulated net realized gain (loss)	4,258	–	(170,642)	35,977	(90)

Net Assets	$26,117,092,410	$405,277,840	$4,909,460,751	$3,656,607,968	$933,721,316

Total Net Assets
Institutional Class	$25,211,487,935	$114,404,314	$4,430,327,487	$2,790,266,829	$811,143,862

Investment Class	$905,604,475	$290,873,526	$479,133,264	$866,341,139	$122,577,454

Shares of Beneficial Interest Outstanding
Institutional Class	25,211,495,998	114,398,438	4,430,696,727	2,790,335,708	811,267,895

Investment Class	905,589,773	290,883,597	479,204,900	866,337,046	122,601,659

Offering, Net Asset Value and Redemption Price Per Share
Institutional Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Operations
Year Ended December 31, 2010

	Liquid	Tax Free	U.S. Government	Treasury	Treasury Plus
	Reserves	Money Market	Money Market	Money Market	Money Market
	Fund	Fund	Fund	Fund	Fund

Income and Expenses allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$65,017,534	$932,879	$7,700,907	$3,615,997	$1,370,070
Expenses allocated from Portfolio (Note 2)	(23,806,380)	(519,802)	(4,695,885)	(3,352,403)	(1,112,879)

	41,211,154	413,077	3,005,022	263,594	257,191

Expenses
Administration and custody fees (Note 3)	37,298	37,298	37,297	37,298	37,298
Transfer agent fees (Note 3)	31,279	15,282	28,161	19,065	19,781
Professional fees	20,961	20,960	20,960	20,960	20,959
Registration and filing fees	1,549,119	32,907	107,480	157,565	52,848
Shareholder servicing fee – Investment Class (Note 3)	2,173,191	696,088	1,413,191	1,917,652	362,626
Distribution fees – Investment Class (Note 3)	869,276	278,435	565,277	767,061	145,051
Printing fees	47,863	14,063	55,438	14,600	40,434
Other expenses	107,882	18,930	40,660	35,360	21,689

Total expenses	4,836,869	1,113,963	2,268,464	2,969,561	700,686
Less: Adviser fees waived (Note 3)	(1,342,321)	(177,017)	(558,807)	(899,944)	(344,615)
Shareholder servicing fees waived – Investment Class (Note 3)	(250,284)	(331,513)	(662,885)	(1,324,946)	(249,033)
Distribution fees waived – Investment Class (Note 3)	(765,592)	(278,435)	(565,277)	(767,061)	(145,051)

Total net expenses	2,478,672	326,998	481,495	(22,390)	(38,013)

Net Investment Income	$38,732,482	$86,079	$2,523,527	$285,984	$295,204

Net realized gain (loss) allocated from Portfolio on investments	$64,628	$77,445	$–	$38,516	$(90)

Net Increase in Net Assets Resulting from Operations	$38,797,110	$163,524	$2,523,527	$324,500	$295,114

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Increase (Decrease) in Net Assets Resulting from:
Operations
Net investment income	$38,732,482	$43,119,077	$86,079	$1,056,976
Net realized gain on investments	64,628	37,239	77,445	500

Net increase in net assets from operations	38,797,110	43,156,316	163,524	1,057,476

Distributions to Shareholders from:
Net investment income
Institutional Class	(38,930,708)	(41,661,478)	(82,346)	(320,033)
Investment Class	(6,931)	(1,468,788)	(20,089)	(736,943)

Net realized gain on investments
Institutional Class	–	–	(17,453)	–
Investment Class	–	–	(54,704)	–

Total dividends declared	(38,937,639)	(43,130,266)	(174,592)	(1,056,976)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	95,214,543,942	31,476,546,181	922,508,794	950,264,895
Reinvestment of distributions	35,304,775	38,441,721	85,577	279,345
Shares redeemed	(84,546,633,951)	(24,781,096,274)	(908,169,139)	(915,740,010)

Net increase (decrease) from capital share transactions	10,703,214,766	6,733,891,628	14,425,232	34,804,230

Investment Class
Shares sold	3,238,336,381	4,072,388,460	394,193,679	464,760,616
Reinvestment of distribution	1,607	696	–	–
Shares redeemed	(3,219,717,186)	(3,954,687,450)	(379,451,834)	(511,595,805)

Net increase (decrease) from capital share transactions	18,620,802	117,701,706	14,741,845	(46,835,189)

Net Increase (Decrease) in Net Assets	10,721,695,039	6,851,619,384	29,156,009	(12,030,459)
Net Assets
Beginning of year	15,395,397,371	8,543,777,987	376,121,831	388,152,290

End of year	$26,117,092,410	$15,395,397,371	$405,277,840	$376,121,831

Undistributed net investment income	$–	$118,461	$98	$16,454

Changes in Shares:
Institutional Class
Shares sold	95,214,543,942	31,476,546,181	922,508,794	950,264,895
Reinvestment of distributions	35,304,775	38,441,721	85,577	279,345
Shares redeemed	(84,546,633,951)	(24,781,096,274)	(908,169,139)	(915,740,010)

Net increase in shares	10,703,214,766	6,733,891,628	14,425,232	34,804,230

Investment Class
Shares sold	3,238,336,381	4,072,388,460	394,193,679	464,760,616
Reinvestment of distributions	1,607	696	–	–
Shares redeemed	(3,219,717,186)	(3,954,687,450)	(379,451,834)	(511,595,805)

Net increase (decrease) in shares	18,620,802	117,701,706	14,741,845	(46,835,189)

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Increase (Decrease) in Net Assets Resulting from:
Operations
Net investment income	$2,523,527	$4,904,349	$285,984	$494,405
Net realized gain on investments	–	8,555	38,516	33,178

Net increase in net assets from operations	2,523,527	4,912,904	324,500	527,583

Distributions to Shareholders from:
Net investment income
Institutional Class	(2,528,276)	(4,818,376)	(299,078)	(560,368)
Investment Class	(548)	(530,107)	(3,890)	(34,800)

Net realized gain on investments
Institutional Class	–	–	–	(31,722)
Investment Class	–	–	–	(13,134)

Total dividends declared	(2,528,824)	(5,348,483)	(302,968)	(640,024)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	17,291,852,056	10,081,190,580	8,613,618,981	4,574,920,668
Reinvestment of distributions	2,212,768	4,098,460	290,711	577,210
Shares redeemed	(15,742,940,386)	(8,865,292,334)	(7,405,183,807)	(4,030,154,624)

Net increase from capital share transactions	1,551,124,438	1,219,996,706	1,208,725,885	545,343,254

Investment Class
Shares sold	1,733,284,244	3,751,517,622	2,844,731,831	1,670,078,060
Reinvestment of distribution	40	6,383	–	–
Shares redeemed	(1,806,007,832)	(4,498,088,762)	(2,674,849,470)	(2,058,092,820)

Net increase (decrease) from capital share transactions	(72,723,548)	(746,564,757)	169,882,361	(388,014,760)

Net Increase in Net Assets	1,478,395,593	472,996,370	1,378,629,778	157,216,053
Net Assets
Beginning of year	3,431,065,158	2,958,068,788	2,277,978,190	2,120,762,137

End of year	$4,909,460,751	$3,431,065,158	$3,656,607,968	$2,277,978,190

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Institutional Class
Shares sold	17,291,852,056	10,081,190,580	8,613,618,981	4,574,920,668
Reinvestment of distributions	2,212,768	4,098,460	290,711	577,210
Shares redeemed	(15,742,940,386)	(8,865,292,334)	(7,405,183,807)	(4,030,154,624)

Net increase in shares	1,551,124,438	1,219,996,706	1,208,725,885	545,343,254

Investment Class
Shares sold	1,733,284,244	3,751,517,622	2,844,731,831	1,670,078,060
Reinvestment of distributions	40	6,383	–	–
Shares redeemed	(1,806,007,832)	(4,498,088,762)	(2,674,849,470)	(2,058,092,820)

Net increase (decrease) in shares	(72,723,548)	(746,564,757)	169,882,361	(388,014,760)

See Notes to Financial Statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) in Net Assets Resulting from:
Operations
Net investment income	$295,204	$214,297
Net realized gain (loss) on investments	(90)	4,611

Net increase in net assets from operations	295,114	218,908

Distributions to Shareholders from:
Net investment income
Institutional Class	(295,204)	(332,933)
Investment Class	–	(29,512)

Net realized gain on investments
Institutional Class	–	(13,738)
Investment Class	–	(2,913)

Total dividends declared	(295,204)	(379,096)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	5,050,984,230	2,439,058,438
Reinvestment of distributions	287,439	268,350
Shares redeemed	(4,894,671,156)	(2,522,288,095)

Net increase (decrease) from capital share transactions	156,600,513	(82,961,307)

Investment Class
Shares sold	498,218,778	1,186,918,735
Reinvestment of distribution	–	8,757
Shares redeemed	(521,740,509)	(1,256,385,677)

Net decrease from capital share transactions	(23,521,731)	(69,458,185)

Net Increase (Decrease) in Net Assets	133,078,692	(152,579,680)
Net Assets
Beginning of year	800,642,624	953,222,304

End of year	$933,721,316	$800,642,624

Undistributed net investment income	$–	$–

Changes in Shares:
Institutional Class
Shares sold	5,050,984,230	2,439,058,438
Reinvestment of distributions	287,439	268,350
Shares redeemed	(4,894,671,156)	(2,522,288,095)

Net increase (decrease) in shares	156,600,513	(82,961,307)

Investment Class
Shares sold	498,218,778	1,186,918,735
Reinvestment of distributions	–	8,757
Shares redeemed	(521,740,509)	(1,256,385,677)

Net decrease in shares	(23,521,731)	(69,458,185)

See Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below (a):

	Net Asset			Gain				Distributions
	Value	Net		(Loss)		Total from		from Net		Distributions
	Beginning	Investment		on		Investment		Investment		from Capital	Total
Period Ended December 31,	of Period	Income/(Loss)		Investments		Operations		Income		Gains	Distributions

Liquid Reserves Fund
Institutional Class
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–	$(0.0019)
2009	$1.0000	$0.0049		$0.0000	(d)	$0.0049		$(0.0049)		$–	$(0.0049)
2008	$1.0000	$0.0278		$0.0000	(d)	$0.0278		$(0.0278)		$–	$(0.0278)
2007	$1.0000	$0.0516		$0.0000	(d)	$0.0516		$(0.0516)		$–	$(0.0516)
2006	$1.0000	$0.0496		$–		$0.0496		$(0.0496)		$–	$(0.0496)
Investment Class
2010	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–	$(0.0000)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–	$(0.0019)
2008	$1.0000	$0.0243		$0.0000	(d)	$0.0243		$(0.0243)		$–	$(0.0243)
2007(f)	$1.0000	$0.0097		$–		$0.0097		$(0.0097)		$–	$(0.0097)
Tax Free Money Market Fund
Institutional Class
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)	$(0.0010)
2009	$1.0000	$0.0043		$0.0000	(d)	$0.0043		$(0.0043)		$–	$(0.0043)
2008	$1.0000	$0.0229		$0.0000	(d)	$0.0229		$(0.0229)		$–	$(0.0229)
2007(g)	$1.0000	$0.0309		$0.0000	(d)	$0.0309		$(0.0309)		$–	$(0.0309)
Investment Class
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)	$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$–	$(0.0022)
2008	$1.0000	$0.0194		$0.0000	(d)	$0.0194		$(0.0194)		$–	$(0.0194)
2007(h)	$1.0000	$0.0065		$0.0000	(d)	$0.0065		$(0.0065)		$–	$(0.0065)
U.S. Government Money Market Fund
Institutional Class
2010	$1.0000	$0.0007		$0.0000		$0.0007		$(0.0007)		$–	$(0.0007)
2009	$1.0000	$0.0025		$0.0001		$0.0026		$(0.0026)		$–	$(0.0026)
2008	$1.0000	$0.0215		$–		$0.0215		$(0.0215)		$–	$(0.0215)
2007(i)	$1.0000	$0.0081		$–		$0.0081		$(0.0081)		$–	$(0.0081)
Investment Class
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–	$(0.0000)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–	$(0.0005)
2008	$1.0000	$0.0180		$–		$0.0180		$(0.0180)		$–	$(0.0180)
2007(j)	$1.0000	$0.0084		$–		$0.0084		$(0.0084)		$–	$(0.0084)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Investment shares commenced operations on October 15, 2007.

(g)	The Fund’s Institutional shares commenced operations on February 7, 2007.

(h)	The Fund’s Investment shares commenced operations on October 12, 2007.

(i)	The Fund’s Institutional shares commenced operations on October 25, 2007.

(j)	The Fund’s Investment shares commenced operations on October 17, 2007.

*	Annualized.

See Notes to Financial Statements.

	Net Asset	Ratios to Average Net Assets/Supplemental Data(a)										Net Assets
	Value							Net				End of
	End	Total		Gross		Net		Investment		Expense		Period
Period Ended December 31,	of Period	Return(b)		Expenses		Expenses		Income		Waiver(c)		(000s omitted)

Liquid Reserves Fund
Institutional Class
2010	$1.0000	0.19%		0.12%		0.12%		0.20%		0.00	%(e)	$25,211,488
2009	$1.0000	0.49%		0.14%		0.14%		0.43%		0.00	%(e)	$14,508,409
2008	$1.0000	2.82%		0.11%		0.11%		2.78%		–		$7,774,494
2007	$1.0000	5.28%		0.13%		0.11%		5.14%		0.02%		$6,203,162
2006	$1.0000	5.07%		0.17%		0.12%		5.07%		0.03%		$6,194,720
Investment Class
2010	$1.0000	0.00	%(e)	0.47%		0.31%		0.00	%(e)	0.16%		$905,604
2009	$1.0000	0.19%		0.49%		0.44%		0.16%		0.05%		$886,988
2008	$1.0000	2.46%		0.46%		0.46%		2.41%		–		$769,284
2007(f)	$1.0000	0.97%		0.45	% *	0.45	% *	4.52	% *	–		$658,816
Tax Free Money Market Fund
Institutional Class
2010	$1.0000	0.10%		0.17%		0.17%		0.07%		0.00	%(e)	$114,404
2009	$1.0000	0.43%		0.19%		0.19%		0.33%		–		$99,976
2008	$1.0000	2.31%		0.14%		0.14%		2.29%		–		$65,171
2007(g)	$1.0000	3.14%		0.25	% *	0.16	% *	3.39	% *	0.03%		$146,569
Investment Class
2010	$1.0000	0.02%		0.52%		0.24%		0.00	%(e)	0.28%		$290,874
2009	$1.0000	0.22%		0.54%		0.41%		0.23%		0.13%		$276,146
2008	$1.0000	1.96%		0.49%		0.49%		1.91%		–		$322,981
2007(h)	$1.0000	0.65%		0.49	% *	0.49	% *	2.90	% *	–		$300,210
U.S. Government Money Market Fund
Institutional Class
2010	$1.0000	0.07%		0.13%		0.12%		0.07%		0.01%		$4,430,327
2009	$1.0000	0.26%		0.13%		0.12%		0.21%		0.01%		$2,879,208
2008	$1.0000	2.17%		0.14%		0.14%		1.70%		–		$1,659,576
2007(i)	$1.0000	0.82%		0.18	% *	0.18	% *	4.43	% *	–		$63,190
Investment Class
2010	$1.0000	0.00	%(e)	0.48%		0.19%		0.00	%(e)	0.29%		$479,133
2009	$1.0000	0.05%		0.48%		0.37%		0.05%		0.11%		$551,857
2008	$1.0000	1.81%		0.49%		0.49%		1.75%		–		$1,298,493
2007(j)	$1.0000	0.84%		0.53	% *	0.53	% *	4.01	% *	–		$1,008,936

See Notes to Financial Statements.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

	Net Asset			Gain				Distributions		Distributions
	Value	Net		(Loss)		Total from		from Net		from
	Beginning	Investment		on		Investment		Investment		Capital		Total
Period Ended December 31,	of Period	Income/(Loss)		Investments		Operations		Income		Gains		Distributions

Treasury Money Market Fund
Institutional Class
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
2009	$1.0000	$0.0003		$0.0001		$0.0004		$(0.0004)		$(0.0000	)(d)	$(0.0004)
2008	$1.0000	$0.0123		$0.0000	(d)	$0.0123		$(0.0123)		$(0.0000	)(d)	$(0.0123)
2007(f)	$1.0000	$0.0058		$0.0000	(d)	$0.0058		$(0.0058)		$–		$(0.0058)
Investment Class
2010	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2009	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0001)
2008	$1.0000	$0.0092		$0.0000	(d)	$0.0092		$(0.0092)		$(0.0000	)(d)	$(0.0092)
2007(f)	$1.0000	$0.0053		$0.0000	(d)	$0.0053		$(0.0053)		$–		$(0.0053)
Treasury Plus Money Market Fund
Institutional Class
2010	$1.0000	$0.0004		$(0.0000	)(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2009	$1.0000	$0.0004		$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)
2008	$1.0000	$0.0154		$0.0000	(d)	$0.0154		$(0.0154)		$–		$(0.0154)
2007(g)	$1.0000	$0.0074		$–		$0.0074		$(0.0074)		$–		$(0.0074)
Investment Class
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(d)	$(0.0002)
2008	$1.0000	$0.0126		$0.0000	(d)	$0.0126		$(0.0126)		$–		$(0.0126)
2007(g)	$1.0000	$0.0068		$–		$0.0068		$(0.0068)		$–		$(0.0068)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s shares commenced operations on October 25, 2007.

(g)	The Fund’s shares commenced operations on October 24, 2007.

*	Annualized.

See Notes to Financial Statements.

	Net Asset	Ratios to Average Net Assets/Supplemental Data(a)									Net Assets
	Value							Net			End of
	End	Total		Gross		Net		Investment		Expense	Period
Period Ended December 31,	of Period	Return(b)		Expenses		Expenses		Income		Waiver(c)	(000s omitted)

Treasury Money Market Fund
Institutional Class
2010	$1.0000	0.01%		0.13%		0.11%		0.01%		0.02%	$2,790,267
2009	$1.0000	0.04%		0.13%		0.11%		0.03%		0.02%	$1,581,525
2008	$1.0000	1.24%		0.14%		0.13%		0.80%		0.01%	$1,036,263
2007(f)	$1.0000	0.59%		0.28	% *	0.28	% *	3.16	% *	–	$36,999
Investment Class
2010	$1.0000	0.00	%(e)	0.48%		0.13%		0.00	%(e)	0.35%	$866,341
2009	$1.0000	0.01%		0.48%		0.14%		0.00	%(e)	0.34%	$696,453
2008	$1.0000	0.93%		0.49%		0.42%		0.76%		0.08%	$1,084,500
2007(f)	$1.0000	0.53%		0.63	% *	0.63	% *	2.77	% *	–	$491,981
Treasury Plus Money Market Fund
Institutional Class
2010	$1.0000	0.04%		0.15%		0.11%		0.04%		0.04%	$811,144
2009	$1.0000	0.06%		0.15%		0.13%		0.04%		0.02%	$654,543
2008	$1.0000	1.55%		0.16%		0.13%		0.92%		0.03%	$737,637
2007(g)	$1.0000	0.74%		0.25	% *	0.25	% *	3.87	% *	–	$207,901
Investment Class
2010	$1.0000	0.00	%(e)	0.50%		0.15%		0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%		0.17%		0.00	%(e)	0.33%	$146,099
2008	$1.0000	1.27%		0.51%		0.40%		1.06%		0.11%	$215,585
2007(g)	$1.0000	0.68%		0.60	% *	0.60	% *	3.55	% *	–	$253,745

See Notes to Financial Statements.

State Street Institutional Investment Trust
Notes to Financial Statements
December 31, 2010

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund (the “Funds”). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class, all of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds’ Institutional Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	August 12, 2004
State Street Institutional Tax Free Money Market Fund	February 7, 2007
State Street Institutional U.S. Government Money Market Fund	October 25, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Funds’ Investment Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	October 15, 2007
State Street Institutional Tax Free Money Market Fund	October 12, 2007
State Street Institutional U.S. Government Money Market Fund	October 17, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

As of December 31, 2010, the following series of the Trust had commenced operations: the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund.

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund’s investment in its respective Portfolio reflects the Fund’s proportionate interest in the net assets of that Portfolio (98.55% for State Street Institutional Liquid Reserves Fund, 99.97% for State Street Institutional U.S. Government Money Market Fund, and 99.99% for State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, at December 31, 2010). The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Portfolios of Investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Fund	Respective Portfolio

State Street Institutional Liquid Reserves Fund	State Street Money Market Portfolio

State Street Institutional Tax Free Money Market Fund	State Street Tax Free Money Market Portfolio

State Street Institutional U.S. Government Money Market Fund	State Street U.S. Government Money Market Portfolio

State Street Institutional Treasury Money Market Fund	State Street Treasury Money Market Portfolio

State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Plus Money Market Portfolio

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

summary of the inputs used for each Portfolio, as of December 31, 2010, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

			Undistributed
		Accumulated	Net Investment
Fund	Paid-In Capital	Gain (Loss)	Income (Loss)

State Street Institutional Liquid Reserves Fund	–	$(86,696)	$86,696

State Street Institutional Tax Free Money Market Fund	–	–	–

State Street Institutional U.S. Government Money Market Fund	–	$(5,297)	$5,297

State Street Institutional Treasury Money Market Fund	–	(16,984)	16,984

State Street Institutional Treasury Plus Money Market Fund	–	–	–

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

The tax character of distributions paid to shareholders from ordinary income, tax exempt income and long term capital gain during the years ended December 31, 2010 and December 31, 2009 was as follows:

	December 31, 2010			December 31, 2009
			Long Term			Long Term
	Ordinary	Tax Exempt	Capital	Ordinary	Tax Exempt	Capital
	Income	Income	Gain	Income	Income	Gain
State Street Institutional Liquid Reserves Fund	$38,937,639	–	–	$43,130,266	–	–

State Street Institutional Tax Free Money Market Fund	–	$102,435	$72,157	–	$1,056,976	–

State Street Institutional U.S. Government Money Market Fund	$2,528,824	–	–	$5,348,483	–	–

State Street Institutional Treasury Money Market Fund	$302,968	–	–	$640,024	–	–

State Street Institutional Treasury Plus Money Market Fund	$295,204	–	–	$379,096	–	–

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Tax Exempt	Capital Loss
	Ordinary income	Income	Carryover	Total
State Street Institutional Liquid Reserves Fund	$4,258	–	–	$4,258

State Street Institutional Tax Free Money Market Fund	–	$98	–	$98

State Street Institutional U.S. Government Money Market Fund	–	–	$(170,642)	$(170,642)

State Street Institutional Treasury Money Market Fund	$35,977	–	–	$35,977

State Street Institutional Treasury Plus Money Market Fund	–	–	$(90)	$(90)

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2010, the State Street Institutional Tax Free Money Market Fund used a capital loss carryover in the amount of $188. The State Street Institutional U.S. Government Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund had capital loss carryovers in the amounts of $170,642 and $90, respectively, all of which may be utilized to offset future net realized capital gains until expiration date of December 31, 2015 and 2018, respectively.

The Funds have reviewed the tax positions for open years as of December 31, 2010, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2010, tax years 2007 (or since inception, for Funds formed subsequent to 2007) through 2010 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation:  Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates:  The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Related Party and Other Fees

The Portfolios retained SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Until January 31, 2011, each Portfolio paid SSgA FM a management fee at the annual rate of 0.10% of the respective Portfolio’s average daily net assets for investment advisory services. The Funds have also retained SSgA FM to serve as their investment adviser and until January 31, 2011, each Fund paid SSgA FM a management fee at an annual rate of 0.10% of the respective Fund’s average daily net assets for investment advisory services. Effective February 1, 2011, SSgA FM agreed to contractually waive 0.05% of the 0.10% payable by each Portfolio and each Fund for investment advisory services through January 31, 2012. On February 18, 2011, the Boards of Trustees of State Street Institutional Investment Trust and State Street Master Funds approved revised investment advisory agreements of each of the Portfolios and each of the Funds to amend the management fee payable to SSgA FM by each Portfolio and each Fund to an annual rate of 0.05% of the average daily net assets of the respective Portfolio or Fund. Pursuant to the agreements of February 1, 2011 and February 18, 2011, each Portfolio and each Fund will pay a fee at an annual rate of 0.05% of its respective average daily net assets for investment advisory services received from the Adviser. The Funds will pay no management fee to SSgA FM as long as each Fund invests substantially all of the respective Fund’s assets in a corresponding Portfolio or another investment company.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”) (exclusive of interest, taxes, extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2011. For the year ended December 31, 2010, SSgA FM reimbursed ILR $984,749 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $357,572 on ILR.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Tax Free Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $177,017 on the State Street Institutional Tax Free Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2011. For the year ended December 31, 2010, SSgA FM reimbursed the Fund $210,397 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $348,410 on the State Street Institutional U.S. Government Money Market Fund.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Treasury Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $899,944 on the State Street Institutional Treasury Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2011. For the year ended December 31, 2010, SSgA FM reimbursed the Fund $237,223 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2010, SSgA FM voluntarily waived fees of $107,392 on the State Street Institutional Treasury Plus Money Market Fund.

State Street serves as the Funds’ custodian and until January 31, 2011, as the Funds’ administrator. The Funds each paid State Street annual fees of $12,600 for custody and accounting services and $25,000 for administration services for the year ended December 31, 2010. Effective February 1, 2011, the Funds retained SSgA FM as administrator. Pursuant to the administration agreement, each Fund will pay a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSgA FM. Also effective February 1, 2011, the Funds and SSgA FM retained State Street as the Fund’s sub-administrator. Pursuant to the sub-administration agreement, SSgA FM will pay an annual fee of $25,000 for each Fund serviced by State

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

Street. State Street will remain as the Funds’ custodian, without any changes in the terms of the relationship.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares, first offered in October 2007, made payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor. During the year ended December 31, 2010, the Funds made the following payments to SSGM under the Rule 12b-1 Plan:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$103,684
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

During the year ended December 31, 2010, SSGM voluntarily agreed to waive Rule 12b-1 fees in the following amounts:

Amount
Fund	Waived
State Street Institutional Liquid Reserves Fund	$765,592
State Street Institutional Tax Free Money Market Fund	278,435
State Street Institutional U.S. Government Money Market Fund	565,277
State Street Institutional Treasury Money Market Fund	767,061
State Street Institutional Treasury Plus Money Market Fund	145,051

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. For the year ended December 31, 2010, the Funds made the following payments to WMS under the Rule 12b-1 Plan:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$61,427
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended December 31, 2010, the Funds paid SSGM the following fees under the shareholder servicing agreement and SSGM subsequently passed the payments on to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,922,907
State Street Institutional Tax Free Money Market Fund	364,575
State Street Institutional U.S. Government Money Market Fund	750,306
State Street Institutional Treasury Money Market Fund	592,706
State Street Institutional Treasury Plus Money Market Fund	113,593

During the year ended December 31, 2010, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Amount
Fund	Waived
State Street Institutional Liquid Reserves Fund	$250,284
State Street Institutional Tax Free Money Market Fund	331,513
State Street Institutional U.S. Government Money Market Fund	662,885
State Street Institutional Treasury Money Market Fund	1,324,946
State Street Institutional Treasury Plus Money Market Fund	249,033

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2010, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,453,272
State Street Institutional Tax Free Money Market Fund	364,576
State Street Institutional U.S. Government Money Market Fund	695,799
State Street Institutional Treasury Money Market Fund	592,706
State Street Institutional Treasury Plus Money Market Fund	74,453

Boston Financial Data Services (“BFDS”), a joint venture of DST systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for each Fund.

State Street Institutional Investment Trust
Notes to Financial Statements (continued)
December 31, 2010

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5.	Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements.

Effective February 1, 2011, SSgA FM agreed to contractually waive 0.05% of the 0.10% payable by each Portfolio and each Fund for investment advisory services through January 31, 2012. On February 18, 2011, the Boards of Trustees of State Street Institutional Investment Trust and State Street Master Funds approved revised investment advisory agreements of each of the Portfolios and each of the Funds to amend the management fee payable to SSgA FM by each Portfolio and each Fund to an annual rate of 0.05% of the average daily net assets of the respective Portfolio or Fund. Pursuant to the agreements of February 1, 2011 and February 18, 2011, each Portfolio and each Fund will pay a fee at an annual rate of 0.05% of its respective average daily net assets for investment advisory services received from the Adviser. SSgA FM does not receive any management fees from a Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in a corresponding Portfolio or in another investment company.

Effective February 1, 2011, the Funds retained SSgA FM as administrator for a fee of 0.05% of each Fund’s average daily net assets. Also effective February 1, 2011, the Funds and SSgA FM have retained State Street as sub-administrator for the Funds. Pursuant to the sub-administration agreement, SSgA FM will pay an annual fee of $25,000 for each Fund serviced by State Street.

State Street Institutional Investment Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (five of the funds constituting State Street Institutional Investment Trust) (the “Funds”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, of State Street Institutional Investment Trust, at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

State Street Institutional Investment Trust
General Information
December 31, 2010 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Funds’ distributions for their fiscal year ended December 31, 2010:

For the State Street Institutional Tax Free Money Market Fund for the year ended December 31, 2010, 100% of the distributions from net investment income are exempt from federal income tax, other than the federal AMT.

Listed below is the percentage of distributions considered qualified interest income eligible for reduced tax withholding rates for foreign shareholders, pursuant to the Internal Revenue Code.

Fund	Percentage
State Street Institutional Liquid Reserves Fund	16.74%

State Street Institutional U.S. Government Money Market Fund	100%

State Street Institutional Treasury Money Market Fund	100%

State Street Institutional Treasury Plus Money Market Fund	100%

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Funds. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the approval of the investment advisory agreements (the “Advisory Agreements”) for State Street Institutional Liquid Reserves Fund (the “ILR Fund”), State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund”), State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”), State Street Institutional Treasury Money Market Fund (the “Treasury Fund”) and State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund”) (collectively, the “Funds”). In preparation for considering the Advisory Agreements, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreements, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and

State Street Institutional Investment Trust
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Funds, which are feeder money market funds in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Funds, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ investments, in monitoring and securing the Funds’ compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Funds were fair and reasonable and that their performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolios and indirectly to the Funds were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objectives of the Funds and the available data, the investment performances were acceptable. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the performances of the Funds’ Institutional Shares relative to their Lipper peer groups have been above average for almost all of the applicable reported periods (five years, three years, one year and year-to-date as applicable) ended September 30, 2010, although the performances of the Investor Shares were generally below average. The Trustees determined that the reported performances of the Funds supported a finding that the performances were acceptable, albeit subject to ongoing review at future meetings. The Board concluded that, to the extent that meaningful performance data were available, the performances of the Funds were satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Funds). The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Funds individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data

State Street Institutional Investment Trust
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Funds’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that that the Funds’ advisory fees and total expense ratio were all lower than the average for their respective Lipper peer groups; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. (The Trustees noted that the Adviser does not receive any advisory fees from a Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company). The Trustees also considered that to help limit expenses of each of the master portfolios and the Funds, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Funds.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the master portfolios and, indirectly, by the Funds. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the master portfolios; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the master portfolios by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the master portfolios, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as the principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Funds as assets grow and whether the Funds’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Funds by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of		Overseen by
(“DOB”)	Trust	Time Served	Principal Occupation During Past Five Years	Trustee*	Other Directorships Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002 – 2007

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Number of
Funds in Fund
	Position(s)	Term of Office		Complex
Name, Address,	Held with	and Length of		Overseen by
and Date of Birth (“DOB”)	Trust	Time Served	Principal Occupation During Past Five Years	Trustee*	Other Directorships Held by Trustee
Officers: (continued)

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser and Administrator
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent
Boston Financial Data Services
Two Heritage Drive
North Quincy, MA 02171

Distributor
State Street Global Markets LLC
State Street Financial Center
One Lincoln Center
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET MASTER FUNDS

ANNUAL REPORT

December 31, 2010

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed portfolios (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period *
Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,001.20	$0.61

Tax Free Money Market Portfolio	$1,000.00	$1,000.60	$0.66

U.S. Government Money Market Portfolio	$1,000.00	$1,000.50	$0.61

Treasury Money Market Portfolio	$1,000.00	$1,000.20	$0.60

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.30	$0.61

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE (continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period *
Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.60	$0.61

Tax Free Money Market Portfolio	$1,000.00	$1,024.55	$0.66

U.S. Government Money Market Portfolio	$1,000.00	$1,024.60	$0.61

Treasury Money Market Portfolio	$1,000.00	$1,024.60	$0.61

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.60	$0.61

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of December 31, 2010 was as follows:

Money Market Portfolio	0.12%

Tax Free Money Market Portfolio	0.13%

U.S. Government Money Market Portfolio	0.12%

Treasury Money Market Portfolio	0.12%

Treasury Plus Money Market Portfolio	0.12%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

Certificates of Deposit	43.1%

Government Agency Repurchase Agreements	17.5

Treasury Repurchase Agreements	16.3

Asset Backed Commercial Paper	7.7

Financial Company Commercial Paper	7.7

Other Notes	7.7

Other Assets In Excess of Liabilities	0.0

Total	100.0%

Maturity Ladder*	December 31, 2010

Overnight (1 Day)	35.7%

2-30 Days	22.1

31-60 Days	13.1

61-90 Days	17.9

Over 90 Days	11.2

Total	100.0%

Average days to maturity	29

Weighted average life	45

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

ASSET BACKED COMMERCIAL PAPER – 7.7%
Alpine Securitization Corp.(a)	0.280%	01/05/2011	01/05/2011	$275,000,000	$274,991,445
Argento Variable Funding Co. LLC(a)	0.325%	01/18/2011	01/18/2011	100,000,000	99,984,889
Argento Variable Funding Co. LLC(a)	0.325%	02/02/2011	02/02/2011	175,000,000	174,950,222
Aspen Funding Corp.(a)	0.284%	01/07/2011	01/07/2011	175,000,000	174,991,833
Gemini Securitization Corp. LLC(a)	0.284%	01/26/2011	01/26/2011	175,000,000	174,965,972
Newport Funding Corp.(a)	0.284%	01/10/2011	01/10/2011	150,000,000	149,989,500
Royal Park Investments Funding Corp.(a)	0.325%	01/07/2011	01/07/2011	72,500,000	72,496,133
Royal Park Investments Funding Corp.(a)	0.325%	01/11/2011	01/11/2011	120,000,000	119,989,333
Solitaire Funding LLC(a)	0.304%	01/04/2011	01/04/2011	112,000,000	111,997,200
Solitaire Funding LLC(a)	0.304%	01/12/2011	01/12/2011	56,000,000	55,994,867
Solitaire Funding LLC(a)	0.300%	01/18/2011	01/18/2011	60,000,000	59,991,500
Solitaire Funding LLC(a)	0.304%	01/19/2011	01/19/2011	125,000,000	124,981,250
Solitaire Funding LLC(a)	0.304%	01/24/2011	01/24/2011	199,000,000	198,961,859
Solitaire Funding LLC(a)	0.325%	03/07/2011	03/07/2011	50,000,000	49,971,111
Straight-A Funding LLC(a)	0.264%	01/24/2011	01/24/2011	25,874,000	25,869,702
Straight-A Funding LLC(a)	0.264%	01/25/2011	01/25/2011	173,382,000	173,351,947

TOTAL ASSET BACKED COMMERCIAL PAPER					2,043,478,763

FINANCIAL COMPANY COMMERCIAL PAPER – 7.7%

Credit Suisse	0.274%	01/27/2011	01/27/2011	600,000,000	599,883,000
DnB NOR Bank ASA(a)	0.381%	01/04/2011	01/04/2011	148,500,000	148,495,360
DnB NOR Bank ASA(a)	0.345%	03/28/2011	03/28/2011	300,000,000	299,756,333
General Electric Capital Corp.	0.406%	01/27/2011	01/27/2011	225,000,000	224,935,000
General Electric Capital Corp.	0.270%	03/09/2011	03/09/2011	100,000,000	99,949,750
General Electric Capital Corp.	0.320%	04/11/2011	04/11/2011	50,000,000	49,955,556
General Electric Capital Corp.	0.325%	04/13/2011	04/13/2011	100,000,000	99,909,333
Nationwide Building Society(a)	0.360%	03/01/2011	03/01/2011	150,000,000	149,913,958
Societe Generale North America, Inc.	0.508%	02/01/2011	02/01/2011	175,000,000	174,924,653
Svenska Handelsbanken, Inc.	0.284%	01/10/2011	01/10/2011	200,000,000	199,986,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,047,708,943

CERTIFICATES OF DEPOSIT – 43.1%
Bank of Montreal	0.270%	01/24/2011	01/24/2011	135,000,000	135,000,000
Bank of Nova Scotia(b)	0.354%	02/16/2011	12/16/2011	38,000,000	38,000,000
Barclays Bank(b)	0.491%	01/19/2011	01/19/2011	250,000,000	250,000,000
Barclays Bank(b)	0.592%	01/13/2011	06/13/2011	100,000,000	100,000,000
Barclays Bank(b)	0.580%	01/18/2011	07/15/2011	450,000,000	450,000,000
BNP Paribas	0.480%	01/10/2011	01/10/2011	175,000,000	175,000,000
BNP Paribas	0.335%	03/02/2011	03/02/2011	150,000,000	150,000,000
BNP Paribas	0.410%	05/19/2011	05/19/2011	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(b)	0.307%	01/13/2011	02/14/2011	200,000,000	200,000,000
Commonwealth Bank of Australia	0.270%	02/14/2011	02/14/2011	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

CERTIFICATES OF DEPOSIT (continued)
Credit Agricole Corporate and Investment Bank(b)	0.471%	01/26/2011	02/28/2011	$200,000,000	$200,000,000
Credit Agricole Corporate and Investment Bank	0.500%	03/02/2011	03/02/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank(b)	0.365%	01/04/2011	03/03/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.330%	03/10/2011	03/10/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.350%	04/01/2011	04/01/2011	200,000,000	200,000,000
Deutsche Bank AG(b)	0.468%	01/10/2011	01/10/2011	100,000,000	99,999,890
Deutsche Bank AG	0.280%	01/13/2011	01/13/2011	75,000,000	75,000,000
Deutsche Bank AG	0.400%	02/14/2011	02/14/2011	100,000,000	100,000,000
Deutsche Bank AG	0.280%	03/04/2011	03/04/2011	200,000,000	200,000,000
DnB NOR Bank ASA(b)	0.355%	01/04/2011	03/03/2011	90,000,000	90,000,000
DnB NOR Bank ASA	0.340%	03/14/2011	03/14/2011	500,000,000	500,000,000
HSBC Bank PLC	0.330%	03/23/2011	03/23/2011	150,000,000	150,000,000
ING Bank NV	0.560%	01/11/2011	01/11/2011	100,000,000	100,000,000
ING Bank NV	0.590%	02/11/2011	02/11/2011	175,000,000	175,000,000
ING Bank NV	0.550%	03/01/2011	03/01/2011	150,000,000	150,000,000
ING Bank NV	0.470%	03/28/2011	03/28/2011	225,000,000	225,000,000
ING Bank NV	0.390%	04/05/2011	04/05/2011	400,000,000	400,000,000
Lloyds TSB Bank	0.500%	01/19/2011	01/19/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.350%	01/28/2011	01/28/2011	500,000,000	500,000,000
Lloyds TSB Bank	0.390%	04/11/2011	04/11/2011	200,000,000	200,000,000
National Australia Bank Ltd.	0.270%	01/28/2011	01/28/2011	200,000,000	200,000,000
National Australia Bank Ltd.	0.275%	03/11/2011	03/11/2011	350,000,000	350,003,351
Nordea Bank Finland	0.280%	02/11/2011	02/11/2011	350,000,000	350,000,000
Nordea Bank Finland	0.280%	03/17/2011	03/17/2011	150,000,000	150,000,000
Rabobank Nederland NV	0.520%	01/21/2011	01/21/2011	100,000,000	100,000,000
Rabobank Nederland NV(b)	0.345%	01/07/2011	12/07/2011	250,000,000	250,000,000
Royal Bank of Canada(b)	0.261%	01/24/2011	03/23/2011	180,000,000	180,000,213
Royal Bank of Scotland	0.560%	02/15/2011	02/15/2011	300,000,000	300,000,000
Royal Bank of Scotland	0.550%	02/16/2011	02/16/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.425%	03/14/2011	03/14/2011	175,000,000	175,000,000
Royal Bank of Scotland(b)	0.439%	01/18/2011	04/15/2011	200,000,000	200,000,000
Societe Generale(b)	0.360%	01/14/2011	01/14/2011	54,000,000	54,000,000
Societe Generale(b)	0.365%	01/04/2011	03/03/2011	250,000,000	250,000,000
Societe Generale	0.420%	03/21/2011	03/21/2011	375,000,000	375,000,000
Svenska Handelsbanken AB	0.270%	02/07/2011	02/07/2011	200,000,000	200,000,000
Toronto Dominion Bank(b)	0.266%	01/04/2011	02/04/2011	50,000,000	50,000,000
Toronto Dominion Bank(b)	0.263%	01/10/2011	03/10/2011	44,000,000	44,000,000
Toronto Dominion Bank(b)	0.331%	01/28/2011	10/28/2011	72,000,000	72,000,000
UBS AG	0.340%	03/17/2011	03/17/2011	270,000,000	270,000,000
UBS AG	0.350%	03/18/2011	03/18/2011	230,000,000	230,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

CERTIFICATES OF DEPOSIT (continued)
UBS AG	0.350%	03/28/2011	03/28/2011	$250,000,000	$250,000,000
UBS AG	0.380%	04/11/2011	04/11/2011	250,000,000	250,000,000
UniCredit SpA	0.380%	01/10/2011	01/10/2011	200,000,000	200,000,000
UniCredit SpA	0.380%	01/14/2011	01/14/2011	350,000,000	350,000,000
UniCredit SpA	0.380%	01/18/2011	01/18/2011	250,000,000	250,000,000

TOTAL CERTIFICATES OF DEPOSIT					11,413,003,454

OTHER NOTES – 7.7%
Bank of America NA(b)	0.361%	01/27/2011	01/27/2011	171,000,000	171,000,000
Bank of America NA	0.600%	02/04/2011	02/04/2011	227,000,000	227,000,000
Bank of America NA	0.300%	02/24/2011	02/24/2011	500,000,000	500,000,000
Bank of America NA	0.360%	03/14/2011	03/14/2011	100,000,000	100,000,000
Bank of America NA(b)	0.588%	01/24/2011	05/20/2011	8,526,000	8,526,000
BNP Paribas	0.040%	01/03/2011	01/03/2011	200,000,000	200,000,000
Citibank NA	0.150%	01/03/2011	01/03/2011	76,043,000	76,043,000
Commonwealth Bank of Australia(b)(c)	0.358%	01/27/2011	01/27/2012	31,000,000	31,000,000
Nordea Bank AB(b)(c)	0.314%	02/18/2011	01/18/2012	174,000,000	174,000,000
PNC Bank NA	0.030%	01/03/2011	01/03/2011	250,000,000	250,000,000
Rabobank Nederland NV(b)(c)	0.354%	02/16/2011	12/16/2011	107,000,000	107,000,000
Svenska Handelsbanken AB(b)(c)	0.319%	01/15/2011	02/11/2011	123,000,000	123,000,000
Svenska Handelsbanken AB(b)(c)	0.386%	02/09/2011	02/10/2012	40,000,000	40,000,000
Westpac Banking Corp.(b)	0.358%	01/28/2011	01/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					2,042,569,000

					Market
					Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 17.5%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a Federal Home Loan Bank, 0.500% due 06/30/11 valued at $20,498,124); proceeds $20,094,435	0.260%	01/03/2011	01/03/2011	20,094,000	20,094,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 5.000% due 03/01/38 – 12/01/40 and Federal National Mortgage Associations, 3.500% – 5.500% due 04/01/24 – 11/01/40 valued at $2,040,000,001); proceeds $2,000,043,333	0.260%	01/03/2011	01/03/2011	2,000,000,000	2,000,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal National Mortgage Associations, 0.685% – 23.719% due 10/25/27 – 01/25/41 valued at $510,000,000); proceeds $500,011,667	0.280%	01/03/2011	01/03/2011	$500,000,000	$500,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a Government National Mortgage Association, 6.250% due 12/20/39 valued at $408,000,000); proceeds $400,005,333	0.160%	01/03/2011	01/03/2011	400,000,000	400,000,000
Agreement with Merrill Lynch Government Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/10 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 6.000% due 08/01/20 – 12/01/40 and Federal National Mortgage Associations, 4.000% – 4.500% due 01/01/26 – 11/01/40 valued at $208,404,360); proceeds $204,322,257	0.250%	01/03/2011	01/03/2011	204,318,000	204,318,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal National Mortgage Associations, 0.000% – 7.269% due 03/15/11 – 05/15/29 valued at $765,000,750); proceeds $750,012,500	0.200%	01/03/2011	01/03/2011	750,000,000	750,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal National Mortgage Associations, 0.800% – 3.200% due 11/18/13 – 09/10/20 valued at $255,000,014); proceeds $250,003,750	0.180%	01/03/2011	01/03/2011	250,000,000	250,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 6.500% due 08/01/17 – 09/01/40 and Federal National Mortgage Associations, 4.000% – 6.000% due 12/01/17 – 05/01/40 valued at $510,000,000); proceeds $500,010,417	0.250%	01/03/2011	01/03/2011	500,000,000	500,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,624,412,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TREASURY REPURCHASE AGREEMENTS – 16.3%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 1.250% – 4.875% due 03/31/11 – 10/31/15 valued at $688,500,036); proceeds $675,008,438	0.150%	01/03/2011	01/03/2011	$675,000,000	$675,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 0.750% – 4.875% due 08/31/11 – 05/15/20 valued at $714,000,087); proceeds $700,010,500	0.180%	01/03/2011	01/03/2011	700,000,000	700,000,000
Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Bills, 0.000% due 06/23/11 – 11/17/11 valued at $204,000,010); proceeds $200,001,667	0.100%	01/03/2011	01/03/2011	200,000,000	200,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Bond, 4.250% due 05/15/39 and U.S Treasury Notes, 0.750% – 4.125% due 03/15/12 – 05/15/15 valued at $765,004,722); proceeds $750,012,500	0.200%	01/03/2011	01/03/2011	750,000,000	750,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 1.000% – 6.250% due 10/31/11 – 05/15/30 valued at $2,040,000,069); proceeds $2,000,033,333	0.200%	01/03/2011	01/03/2011	2,000,000,000	2,000,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,325,000,000

TOTAL INVESTMENTS(d)† – 100.0%					26,496,172,160
Other Assets in Excess of Liabilities – 0.00%					7,653,493

NET ASSETS – 100.0%					$26,503,825,653

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,641,644,414 or 9.97% of net assets as of December 31, 2010.

(b)	Variable Rate Security – Interest rate is in effect as of December 31, 2010.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $475,000,000 or 1.79% of net assets as of December 31, 2010.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

Cash/Money Market Fund	18.6%

Education	17.4

Health	16.2

General Obligations	15.4

Transportation	10.0

Housing	5.6

Tax Revenue	3.7

Water	2.7

Lease Revenue	2.6

Development	2.3

Industrial Revenue/Pollution Control Revenue	2.0

Utility	1.9

Public Agency	0.9

Electric Power	0.4

Stadium	0.3

Total	100.0%

Maturity Ladder*	December 31, 2010

Overnight (1 Day)	23.2%

2-30 Days	76.8

31-60 Days	0.0

61-90 Days	0.0

Over 90 Days	0.0

Total	100.0%

Average days to maturity	6

Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES – 81.4%
Alabama – 0.9%
Lower Alabama Gas District, Revenue Bonds, Series A, LIQ: Societe Generale(a)	1.750%	01/07/2011	01/07/2011	$3,772,000	$3,772,000

Arizona – 1.1%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC(a)	0.280%	01/07/2011	01/07/2011	4,315,000	4,315,000

California – 2.3%
Eastern Municipal Water District, COP, Series E, LIQ: Lloyds TSB Bank(a)	0.300%	01/07/2011	01/07/2011	3,780,000	3,780,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya(a)	0.450%	01/07/2011	01/07/2011	2,990,000	2,990,000
Oakland-Alameda County Coliseum Authority, Revenue Bonds, Coliseum Project, Series C-1, LOC: Bank of New York & California State Teachers Retirement(a)	0.330%	01/07/2011	01/07/2011	2,700,000	2,700,000

					9,470,000

Colorado – 4.7%
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A.(a)	0.330%	01/07/2011	01/07/2011	1,820,000	1,820,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family Project, Class I-B3, SPA: Calyon Bank(a)	0.320%	01/07/2011	01/07/2011	4,630,000	4,630,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank(a)	0.330%	01/07/2011	01/07/2011	2,255,000	2,255,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT, SPA: Barclays Bank PLC(a)	0.300%	01/07/2011	01/07/2011	2,000,000	2,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.330%	01/07/2011	01/07/2011	3,700,000	3,700,000
University of Colorado Hospital Authority, Revenue Bonds, Series A, LOC: AGM, SPA: Wells Fargo Bank N.A.(a)	0.380%	01/07/2011	01/07/2011	4,535,000	4,535,000

					18,940,000

Connecticut – 4.3%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Greenwich Hospital, Series C, LOC: Bank of America N.A.(a)	0.320%	01/07/2011	01/07/2011	6,000,000	6,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2(a)	0.250%	01/07/2011	01/07/2011	2,500,000	2,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U2(a)	0.270%	01/07/2011	01/07/2011	3,750,000	3,750,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank(a)	0.300%	01/07/2011	01/07/2011	$2,920,000	$2,920,000
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen – Thrgn,(a)	0.410%	01/07/2011	01/07/2011	2,200,000	2,200,000

					17,370,000

Delaware – 1.1%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.270%	01/07/2011	01/07/2011	4,400,000	4,400,000

District of Columbia – 2.3%
District of Columbia, Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR NATL-RE, LIQ: Citibank N.A.(a)	0.350%	01/07/2011	01/07/2011	9,420,000	9,420,000

Florida – 1.0%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC, LIQ: Bank of America N.A.(a)	0.440%	01/07/2011	01/07/2011	4,205,000	4,205,000

Georgia – 3.6%
Cobb County Development Authority, Revenue Bonds, American Heart Association, Inc., LOC: Wells Fargo Bank N.A.(a)	0.430%	01/07/2011	01/07/2011	1,135,000	1,135,000
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank(a)	0.350%	01/07/2011	01/07/2011	1,500,000	1,500,000
Roswell Georgia Housing Authority Multifamily, Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae(a)	0.350%	01/07/2011	01/07/2011	11,980,000	11,980,000

					14,615,000

Illinois – 2.2%
Chicago Board of Education, GO Unlimited, Dedicated Revenue, Series A, LOC: JP Morgan Chase Bank(a)	0.280%	01/03/2011	01/03/2011	3,000,000	3,000,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Bank of America N.A.(a)	0.350%	01/07/2011	01/07/2011	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, LOC: JP Morgan Chase Bank, Series B(a)	0.330%	01/07/2011	01/07/2011	4,110,000	4,110,000
Illinois Finance Authority, Revenue Bonds, Revolving Fund Pooled Financing Program, LOC: Bank One N.A.(a)	0.330%	01/07/2011	01/07/2011	500,000	500,000

					9,110,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Indiana – 1.8%
Indiana Finance Authority, Revenue Bonds, Clarian Health Partners, Series D, LOC: Northern Trust Company(a)	0.280%	01/07/2011	01/07/2011	$7,105,000	$7,105,000

Kansas – 2.9%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC(a)	0.250%	01/07/2011	01/07/2011	4,000,000	4,000,000
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.250%	01/07/2011	01/07/2011	5,000,000	5,000,000
Kansas State Department of Transportation, Revenue Bonds, Series C-1, SPA: JP Morgan Chase Bank(a)	0.300%	01/07/2011	01/07/2011	2,810,000	2,810,000

					11,810,000

Louisiana – 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port, Revenue Bond, Series B, LOC: Bank One N.A.(a)	0.330%	01/07/2011	01/07/2011	1,500,000	1,500,000

Maryland – 2.2%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank(a)	0.400%	01/07/2011	01/07/2011	1,000,000	1,000,000
Maryland State Economic Development Corporation, Revenue Bonds, Howard Hughes Medical Institution, Series B(a)	0.280%	01/07/2011	01/07/2011	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.300%	01/07/2011	01/07/2011	3,710,000	3,710,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Bank of New York(a)	0.300%	01/07/2011	01/07/2011	1,215,000	1,215,000

					8,925,000

Massachusetts – 5.1%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.350%	01/07/2011	01/07/2011	2,900,000	2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia Credit Local(a)	0.380%	01/07/2011	01/07/2011	3,820,000	3,820,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.420%	01/07/2011	01/07/2011	6,000,000	6,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Museum Fine A-2, RMKT, 04/02/08, SPA: Bank of America N.A.(a)	0.300%	01/03/2011	01/03/2011	2,575,000	2,575,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Partners Healthcare System, Series D-4, INS: GO of INSTN, SPA: Citibank N.A.(a)	0.310%	01/07/2011	01/07/2011	$1,285,000	$1,285,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-4, INS: GO of Commonwealth, SPA: Barclays Bank PLC(a)	0.280%	01/07/2011	01/07/2011	4,000,000	4,000,000

					20,580,000

Michigan – 0.5%
Michigan State University, Revenue Bonds, Series 2000-A, SPA: Bank of America N.A.(a)	0.300%	01/07/2011	01/07/2011	1,825,000	1,825,000

Minnesota – 3.0%
University of Minnesota, Revenue Bonds, Series A RMKT 06/11/09, INS: GO of University, SPA: U.S. Bank N.A.(a)	0.340%	01/07/2011	01/07/2011	12,000,000	12,000,000

Missouri – 2.4%
City of Kansas City, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co.(a)	0.400%	01/07/2011	01/07/2011	5,825,000	5,825,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank(a)	0.280%	01/03/2011	01/03/2011	4,000,000	4,000,000

					9,825,000

New Hampshire – 1.7%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College Issue, SPA: JP Morgan Chase Bank(a)	0.300%	01/07/2011	01/07/2011	3,125,000	3,125,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, Series B, SPA: JP Morgan Chase Bank(a)	0.330%	01/03/2011	01/03/2011	1,100,000	1,100,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.300%	01/07/2011	01/07/2011	2,690,000	2,690,000

					6,915,000

New Jersey – 0.4%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: Wells Fargo Bank N.A.(a)	0.300%	01/07/2011	01/07/2011	1,700,000	1,700,000

New York – 7.0%
City of New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia(a)	0.350%	01/07/2011	01/07/2011	1,000,000	1,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
New York (continued)
City of New York, GO Unlimited, Subseries H-4, LOC: Bank of New York(a)	0.250%	01/03/2011	01/03/2011	$2,600,000	$2,600,000
City of New York, GO Unlimited, Subseries H-2, LOC: Bank of New York(a)	0.280%	01/07/2011	01/07/2011	1,350,000	1,350,000
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3, LOC: Lloyds TSB Bank PLC(a)	0.330%	01/07/2011	01/07/2011	5,045,000	5,045,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.290%	01/07/2011	01/07/2011	1,300,000	1,300,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn(a)	0.340%	01/07/2011	01/07/2011	4,600,000	4,600,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A.(a)	0.290%	01/07/2011	01/07/2011	2,400,000	2,400,000
Suffolk County Water Authority, Revenue Bonds, Anticipation Notes, SPA: Bank of Nova Scotia(a)	0.290%	01/07/2011	01/07/2011	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: AGM, SPA: JP Morgan Chase Bank(a)	0.320%	01/07/2011	01/07/2011	1,220,000	1,220,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMKT, 06/20/07, INS: AGM, SPA: Lloyds TSB Bank PLC(a)	0.310%	01/07/2011	01/07/2011	4,205,000	4,205,000

					28,420,000

North Carolina – 9.9%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A.(a)	0.400%	01/07/2011	01/07/2011	965,000	965,000
City of Greensboro, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A.(a)	0.690%	01/07/2011	01/07/2011	1,000,000	1,000,000
City of Greensboro, Revenue Bonds, Series B, SPA: Bank of America N.A.,(a)	0.460%	01/07/2011	01/07/2011	1,175,000	1,175,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.300%	01/07/2011	01/07/2011	2,000,000	2,000,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.310%	01/07/2011	01/07/2011	2,840,000	2,840,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.390%	01/07/2011	01/07/2011	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Bank of America N.A.(a)	0.390%	01/07/2011	01/07/2011	4,000,000	4,000,000
County of Wake, GO Unlimited, Series B, SPA:
Landesbank Hessen-Thrgn(a)	0.390%	01/07/2011	01/07/2011	6,220,000	6,220,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
North Carolina (continued)
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A.(a)	0.320%	01/07/2011	01/07/2011	$2,000,000	$2,000,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A.(a)	0.320%	01/07/2011	01/07/2011	1,000,000	1,000,000
Mecklenburg County, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn(a)	0.330%	01/07/2011	01/07/2011	6,760,000	6,760,000
New Hanover County, GO Unlimited, School, SPA: Wells Fargo Bank N.A.(a)	0.330%	01/07/2011	01/07/2011	2,315,000	2,315,000
State of North Carolina, GO Unlimited, Public Implements, Series E, SPA: Landesbank Hessen-Thrgn(a)	0.330%	01/07/2011	01/07/2011	5,000,000	5,000,000
State of North Carolina, GO Unlimited, Public Implements, Series G, SPA: Landesbank Hessen-Thrgn(a)	0.300%	01/07/2011	01/07/2011	3,050,000	3,050,000

					40,125,000

Ohio – 0.8%
Ohio State University, Revenue Bonds, Series B(a)	0.300%	01/07/2011	01/07/2011	2,110,000	2,110,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A.(a)	0.340%	01/07/2011	01/07/2011	1,000,000	1,000,000

					3,110,000

Oklahoma – 0.4%
Oklahoma Capital Improvement Authority, Revenue Bonds, Higher Education D3 RMKT 09/19/08, SPA: Bank of America N.A.(a)	0.360%	01/03/2011	01/03/2011	1,600,000	1,600,000

Oregon – 0.8%
Oregon State Facilities Authority, Revenue Bonds, PeaceHealth, LOC: U.S. Bank N.A.(a)	0.270%	01/03/2011	01/03/2011	3,050,000	3,050,000

Pennsylvania – 0.7%
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A.(a)	0.400%	01/07/2011	01/07/2011	3,000,000	3,000,000

Rhode Island – 0.9%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.320%	01/07/2011	01/07/2011	3,690,000	3,690,000

South Carolina – 2.7%
City of North Charleston, COP, Public Facilities Convention, LOC: Bank of America N.A.(a)	0.440%	01/07/2011	01/07/2011	3,185,000	3,185,000
City of Rock Hill, Revenue Bonds, Series B, SPA: Wells Fargo Bank N.A.(a)	0.330%	01/07/2011	01/07/2011	7,755,000	7,755,000

					10,940,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Texas – 4.5%
Austin County Industrial Development Corp., Revenue Bonds, Justin Industries, Inc. Project, LOC: JP Morgan Chase Bank(a)	0.310%	01/07/2011	01/07/2011	$3,500,000	$3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local(a)	0.450%	01/07/2011	01/07/2011	9,415,000	9,415,000
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A.(a)	0.350%	01/07/2011	01/07/2011	1,000,000	1,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank(a)	0.440%	01/07/2011	01/07/2011	2,195,000	2,195,000
University of Texas, University Revenue Bonds, Financing Systems, Series A(a)	0.270%	01/07/2011	01/07/2011	2,200,000	2,200,000

					18,310,000

Utah – 4.1%
City of Murray, Revenue Bonds, IHC Health Services, Inc., Series A, INS: JP Morgan Securities(a)	0.300%	01/07/2011	01/07/2011	1,500,000	1,500,000
County of Weber, Revenue Bonds, IHC Health Services, Inc., Series B, SPA: U.S. Bank N.A.(a)	0.300%	01/07/2011	01/07/2011	12,000,000	12,000,000
Utah State Board of Regents, Revenue Bonds, Hospital University of Utah, LOC: Wells Fargo Bank N.A.(a)	0.340%	01/07/2011	01/07/2011	2,960,000	2,960,000

					16,460,000

Vermont – 0.2%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Northeastern Vermont Hospital, Series A, LOC: TD Bank N.A.(a)	0.280%	01/03/2011	01/03/2011	1,000,000	1,000,000

Virginia – 4.6%
Alexandria Industrial Development Authority, Revenue Bonds, Series A, SPA: Bank of America N.A.(a)	0.540%	01/07/2011	01/07/2011	2,115,000	2,115,000
Fairfax County Economic Development Authority, Revenue Bonds, Trinity Christian School Project, LOC: Wells Fargo Bank N.A.(a)	0.430%	01/07/2011	01/07/2011	1,065,000	1,065,000
Loudoun County Industrial Development Authority, Revenue Bonds, Howard Hughes Medical, Series E(a)	0.270%	01/07/2011	01/07/2011	14,300,000	14,300,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wells Fargo Bank N.A.(a)	0.330%	01/07/2011	01/07/2011	1,360,000	1,360,000

					18,840,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

VARIABLE RATE DEMAND NOTES (continued)
Washington – 0.9%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A.(a)	0.380%	01/07/2011	01/07/2011	$3,720,000	$3,720,000

TOTAL VARIABLE RATE DEMAND NOTES					330,067,000

					Market
				Shares	Value
INVESTMENT COMPANY – 18.6%
Dreyfus Tax Exempt Cash Management Fund(b)				75,192,001	75,192,001
TOTAL INVESTMENTS(c)† – 100.0%					405,259,001
Other Assets in Excess of Liabilities – 0.00%					69,391

NET ASSETS – 100.0%					$405,328,392

(a)	Variable Rate Security – Interest Rate is in effect as of December 31, 2010.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

Acronym	Name

AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
INSTN	Institution
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corporation
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

Government Agency Debt	55.0%

Treasury Repurchase Agreements	16.3

Treasury Debt	16.0

Government Agency Repurchase Agreements	12.7

Total	100.0%

Maturity Ladder*	December 31, 2010

Overnight (1 Day)	29.0%

2-30 Days	22.6

31-60 Days	18.5

61-90 Days	8.9

Over 90 Days	21.0

Total	100.0%

Average days to maturity	43

Weighted average life	53

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

GOVERNMENT AGENCY DEBT – 55.0%
Federal Home Loan Bank(a)	0.183%	01/07/2011	01/07/2011	$55,040,000	$55,038,349
Federal Home Loan Bank(a)	0.183%	01/12/2011	01/12/2011	45,000,000	44,997,525
Federal Home Loan Bank(a)	0.183%	01/14/2011	01/14/2011	40,000,000	39,997,400
Federal Home Loan Bank(a)	0.249%	01/19/2011	01/19/2011	18,000,000	17,997,795
Federal Home Loan Bank(b)	0.151%	01/25/2011	01/25/2011	36,000,000	35,999,053
Federal Home Loan Bank(a)	0.244%	01/26/2011	01/26/2011	66,000,000	65,989,000
Federal Home Loan Bank(a)	0.172%	02/02/2011	02/02/2011	215,000,000	214,967,511
Federal Home Loan Bank(a)	0.210%	02/25/2011	02/25/2011	66,500,000	66,478,665
Federal Home Loan Bank(a)	0.200%	04/20/2011	04/20/2011	71,000,000	70,957,005
Federal Home Loan Bank(b)	0.191%	01/25/2011	05/25/2011	55,000,000	54,989,781
Federal Home Loan Bank(b)	0.166%	01/20/2011	07/20/2011	75,000,000	74,987,453
Federal Home Loan Bank(b)	0.166%	01/25/2011	07/25/2011	100,000,000	99,965,934
Federal Home Loan Bank(b)	0.181%	01/26/2011	08/26/2011	42,000,000	41,984,807
Federal Home Loan Mortgage Corp.(a)	0.244%	01/18/2011	01/18/2011	36,000,000	35,995,920
Federal Home Loan Mortgage Corp.(a)	0.244%	01/19/2011	01/19/2011	50,000,000	49,994,000
Federal Home Loan Mortgage Corp.(a)	0.249%	01/24/2011	01/24/2011	65,000,000	64,989,826
Federal Home Loan Mortgage Corp.(a)	0.223%	01/27/2011	01/27/2011	125,000,000	124,980,139
Federal Home Loan Mortgage Corp.(a)	0.223%	01/28/2011	01/28/2011	125,000,000	124,979,375
Federal Home Loan Mortgage Corp.(a)	0.249%	01/31/2011	01/31/2011	65,000,000	64,986,729
Federal Home Loan Mortgage Corp.(a)	0.223%	02/14/2011	02/14/2011	85,000,000	84,977,144
Federal Home Loan Mortgage Corp.(a)	0.203%	02/22/2011	02/22/2011	15,008,000	15,003,664
Federal Home Loan Mortgage Corp.(a)	0.210%	02/22/2011	02/22/2011	78,914,000	78,890,063
Federal Home Loan Mortgage Corp.(a)	0.193%	02/23/2011	02/23/2011	100,000,000	99,972,028
Federal Home Loan Mortgage Corp.(a)	0.209%	02/28/2011	02/28/2011	75,000,000	74,974,625
Federal Home Loan Mortgage Corp.(a)	0.213%	02/28/2011	02/28/2011	40,000,000	39,986,467
Federal Home Loan Mortgage Corp.(a)	0.193%	03/15/2011	03/15/2011	70,000,000	69,973,031
Federal Home Loan Mortgage Corp.(a)	0.200%	04/20/2011	04/20/2011	100,000,000	99,939,444
Federal Home Loan Mortgage Corp.(a)	0.200%	04/25/2011	04/25/2011	25,000,000	24,984,167
Federal Home Loan Mortgage Corp.(a)	0.203%	05/27/2011	05/27/2011	68,238,000	68,182,651
Federal Home Loan Mortgage Corp.(a)	0.203%	05/31/2011	05/31/2011	150,000,000	149,875,000
Federal National Mortgage Assoc.(a)	0.183%	01/18/2011	01/18/2011	75,000,000	74,992,917
Federal National Mortgage Assoc.(a)	0.203%	01/18/2011	01/18/2011	25,000,000	24,997,639
Federal National Mortgage Assoc.(a)	0.180%	02/14/2011	02/14/2011	70,000,000	69,984,600
Federal National Mortgage Assoc.(a)	0.213%	02/23/2011	02/23/2011	99,364,000	99,333,280
Federal National Mortgage Assoc.(a)	0.223%	03/02/2011	03/02/2011	40,000,000	39,985,333
Federal National Mortgage Assoc.(a)	0.210%	03/16/2011	03/16/2011	50,000,000	49,978,417
Federal National Mortgage Assoc.(a)	0.200%	03/23/2011	03/23/2011	79,170,000	79,134,373
Federal National Mortgage Assoc.(a)	0.200%	05/02/2011	05/02/2011	106,000,000	105,928,744

TOTAL GOVERNMENT AGENCY DEBT					2,701,369,854

TREASURY DEBT – 16.0%
U.S. Treasury Bill	0.145%	01/06/2011	01/06/2011	150,000,000	149,997,031
U.S. Treasury Bill	0.133%	01/13/2011	01/13/2011	100,000,000	99,995,583
U.S. Treasury Bill	0.142%	01/20/2011	01/20/2011	100,000,000	99,992,611
U.S. Treasury Bill	0.183%	03/31/2011	03/31/2011	158,000,000	157,929,690
U.S. Treasury Bill	0.188%	03/31/2011	03/31/2011	42,000,000	41,980,791
U.S. Treasury Bill	0.193%	05/26/2011	05/26/2011	150,000,000	149,883,698
U.S. Treasury Bill	0.206%	06/02/2011	06/02/2011	35,000,000	34,970,075
U.S. Treasury Bill	0.228%	06/30/2011	06/30/2011	50,000,000	49,943,750

TOTAL TREASURY DEBT					784,693,229

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset date	Date	Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 12.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal Home Loan Banks 0.489% – 0.550% due 10/26/12 – 12/03/12 valued at $127,500,585); proceeds $125,002,708	0.260%	01/03/2011	01/03/2011	$125,000,000	$125,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal Home Loan Banks, 0.000% – 5.400% due 05/02/13 – 12/11/20 and a Federal Home Loan Discount Note, 4.700% due 07/15/33 valued at $127,503,177); proceeds $125,001,875	0.180%	01/03/2011	01/03/2011	125,000,000	125,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by Federal Farm Credit Banks, 0.000% – 5.750% due 01/12/11-09/09/24 , Federal Home Loan Banks, 0.000% – 6.000% due 01/04/11 – 07/15/36, Federal Home Loan Mortgage Corporations, 0.000% – 5.875% due 03/21/11 – 08/26/25, Federal National Mortgage Associations, 0.000% – 5.125% due 01/15/11 – 01/02/14, Resolution Funding Strips, 0.000% due 01/15/11 – 04/15/30 and Tenn Valley Authorities, 0.000% – 7.125% due 01/18/11 – 09/15/39 valued at $382,504,293); proceeds $375,007,813	0.250%	01/03/2011	01/03/2011	375,000,000	375,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					625,000,000

TREASURY REPURCHASE AGREEMENTS – 16.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Strip, 0.000% due 05/15/15 valued at $44,773,921); proceeds $43,896,732	0.200%	01/03/2011	01/03/2011	43,896,000	43,896,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Strip, 2.375% due 08/31/14 valued at $76,500,013); proceeds $75,000,938	0.150%	01/03/2011	01/03/2011	75,000,000	75,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 1.125% – 4.250% due 01/15/12 – 04/15/29 valued at $382,500,072); proceeds $375,005,625	0.180%	01/03/2011	01/03/2011	375,000,000	375,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset date	Date	Amount	Value

TREASURY REPURCHASE AGREEMENT(continued)
Agreement with Merrill Lynch Government Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/10 (collateralized by a Federal Home Loan Mortgage Corporation, 0.000% due 04/15/14 – 08/25/15, a Federal National Mortgage Association, 1.500% due 07/28/15, a U.S. Treasury Strip, 0.000% due 10/20/11 valued at $185,016,807); proceeds $181,391,570	0.170%	01/03/2011	01/03/2011	$181,389,000	$181,389,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Strip, 2.375% due 02/28/15 valued at $127,500,049); proceeds $125,002,604	0.250%	01/03/2011	01/03/2011	125,000,000	125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					800,285,000

TOTAL INVESTMENTS(c)† – 100.0%					4,911,348,083
Liabilities in Excess of Assets – 0.00%					(448,451)

NET ASSETS – 100.0%					$4,910,899,632

(a)	Discount rate at time of purchase.

(b)	Variable Rate Security – Interest Rate is in effect as of December 31, 2010.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

Treasury Debt	100.0%

Liabilities in Excess of Assets	(0.0)

Total	100.0%

Maturity Ladder*	December 31, 2010

Overnight (1 Day)	0.0%

2-30 Days	45.0

31-60 Days	27.7

61-90 Days	20.5

Over 90 Days	6.8

Total	100.0%

Average days to maturity	45

Weighted average life	45

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

TREASURY DEBT – 100.0%
U.S. Treasury Bill	0.010%	01/06/2011	01/06/2011	$59,000,000	$58,999,918
U.S. Treasury Bill	0.142%	01/06/2011	01/06/2011	98,554,000	98,552,084
U.S. Treasury Bill	0.145%	01/06/2011	01/06/2011	250,000,000	249,995,052
U.S. Treasury Bill	0.133%	01/13/2011	01/13/2011	271,553,000	271,541,006
U.S. Treasury Bill	0.142%	01/13/2011	01/13/2011	150,000,000	149,993,000
U.S. Treasury Bill	0.142%	01/20/2011	01/20/2011	400,000,000	399,970,445
U.S. Treasury Bill	0.051%	01/27/2011	01/27/2011	49,199,000	49,197,223
U.S. Treasury Bill	0.137%	01/27/2011	01/27/2011	250,000,000	249,975,625
U.S. Treasury Bill	0.142%	01/27/2011	01/27/2011	116,436,000	116,424,227
U.S. Treasury Bill	0.132%	02/03/2011	02/03/2011	313,082,000	313,044,691
U.S. Treasury Bill	0.132%	02/10/2011	02/10/2011	200,000,000	199,971,111
U.S. Treasury Bill	0.139%	02/17/2011	02/17/2011	300,000,000	299,946,146
U.S. Treasury Bill	0.140%	02/24/2011	02/24/2011	200,000,000	199,958,000
U.S. Treasury Bill	0.167%	03/03/2011	03/03/2011	200,000,000	199,944,083
U.S. Treasury Bill	0.152%	03/10/2011	03/10/2011	200,000,000	199,943,333
U.S. Treasury Bill	0.147%	03/17/2011	03/17/2011	150,000,000	149,954,688
U.S. Treasury Bill	0.132%	03/24/2011	03/24/2011	50,000,000	49,985,194
U.S. Treasury Bill	0.183%	03/31/2011	03/31/2011	119,000,000	118,947,045
U.S. Treasury Bill	0.188%	03/31/2011	03/31/2011	31,000,000	30,985,822
U.S. Treasury Bill	0.183%	05/19/2011	05/19/2011	50,000,000	49,965,500
U.S. Treasury Bill	0.157%	05/26/2011	05/26/2011	50,000,000	49,968,785
U.S. Treasury Bill	0.206%	06/02/2011	06/02/2011	50,000,000	49,957,250
U.S. Treasury Bill	0.188%	06/23/2011	06/23/2011	50,000,000	49,955,549
U.S. Treasury Bill	0.228%	06/30/2011	06/30/2011	50,000,000	49,943,750

TOTAL TREASURY DEBT					3,657,119,527

TOTAL INVESTMENTS(a)† – 100.0%					3,657,119,527
Liabilities in Excess of Assets – 0.00%					(380,563)

NET ASSETS – 100.0%					$3,656,738,964

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

Treasury Debt	81.9%

Treasury Repurchase Agreements	18.1

Liabilities in Excess of Assets	(0.0)

Total	100.0%

Maturity Ladder*	December 31, 2010

Overnight (1 Day)	18.1%

2-30 Days	45.5

31-60 Days	10.7

61-90 Days	5.4

Over 90 Days	20.3

Total	100.0%

Average days to maturity	48

Weighted average life	48

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost

TREASURY DEBT – 81.9%
U.S. Treasury Bill	0.142%	01/06/2011	01/06/2011	$50,000,000	$49,999,028
U.S. Treasury Bill	0.145%	01/06/2011	01/06/2011	75,000,000	74,998,516
U.S. Treasury Bill	0.133%	01/13/2011	01/13/2011	100,000,000	99,995,583
U.S. Treasury Bill	0.142%	01/20/2011	01/20/2011	100,000,000	99,992,611
U.S. Treasury Bill	0.137%	01/27/2011	01/27/2011	100,000,000	99,990,250
U.S. Treasury Bill	0.132%	02/03/2011	02/03/2011	50,000,000	49,994,042
U.S. Treasury Bill	0.139%	02/17/2011	02/17/2011	50,000,000	49,991,024
U.S. Treasury Bill	0.183%	03/31/2011	03/31/2011	40,000,000	39,982,200
U.S. Treasury Bill	0.188%	03/31/2011	03/31/2011	10,000,000	9,995,426
U.S. Treasury Bill	0.160%	05/05/2011	05/05/2011	30,000,000	29,983,467
U.S. Treasury Bill	0.183%	05/19/2011	05/19/2011	50,000,000	49,965,500
U.S. Treasury Bill	0.193%	05/26/2011	05/26/2011	30,000,000	29,976,739
U.S. Treasury Bill	0.206%	06/02/2011	06/02/2011	30,000,000	29,974,350
U.S. Treasury Bill	0.228%	06/30/2011	06/30/2011	50,000,000	49,943,750

TOTAL TREASURY DEBT					764,782,486

					Market
					Value

TREASURY REPURCHASE AGREEMENTS – 18.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/13 – 05/15/15 valued at $44,961,600); proceeds $44,080,735	0.200%	01/03/2011	01/03/2011	44,080,000	44,080,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/11 – 11/15/20 valued at $25,500,000); proceeds $25,000,313	0.150%	01/03/2011	01/03/2011	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Strip, 3.250% due 12/31/16 valued at $25,500,104); proceeds $25,000,479	0.230%	01/03/2011	01/03/2011	25,000,000	25,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Note, 4.250% due 11/15/14 valued at $25,501,745); proceeds $25,000,313	0.150%	01/03/2011	01/03/2011	25,000,000	25,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by a U.S. Treasury Strip, 2.125% due 12/31/15 valued at $25,500,091); proceeds $25,000,375	0.180%	01/03/2011	01/03/2011	25,000,000	25,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset date	Date	Amount	Value

TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Notes, 1.000% – 2.375% due 10/31/11 – 07/31/17 valued at $25,503,939); proceeds $25,000,417	0.200%	01/03/2011	01/03/2011	$25,000,000	$25,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					169,080,000

TOTAL INVESTMENTS(a)† – 100.0%					933,862,486
Liabilities in Excess of Assets – 0.00%					(114,584)

NET ASSETS – 100.0%					$933,747,902

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities
December 31, 2010

		Tax Free	U.S. Government	Treasury	Treasury Plus
	Money Market	Money	Money Market	Money Market	Money Market
	Portfolio	Market Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in unaffiliated issuers, at amortized cost (Note 2)	$17,546,760,160	$405,259,001	$3,486,063,083	$3,657,119,527	$764,782,486
Repurchase Agreements, at market value and cost (Note 2)	8,949,412,000	–	1,425,285,000	–	169,080,000

Total investments	26,496,172,160	405,259,001	4,911,348,083	3,657,119,527	933,862,486
Cash	1	–	784	491	720
Interest receivable	10,355,506	129,175	20,032	–	877
Prepaid expense and other assets	9,686	1,892	3,372	2,951	2,157

Total assets	26,506,537,353	405,390,068	4,911,372,271	3,657,122,969	933,866,240
Liabilities
Management fee (Note 3)	2,357,663	32,820	398,903	317,290	83,429
Administration and custody fees (Note 3)	328,256	4,146	49,026	42,005	10,199
Professional fees	24,301	24,302	24,302	24,302	24,302
Accrued expenses and other liabilities	1,480	408	408	408	408

Total liabilities	2,711,700	61,676	472,639	384,005	118,338

Net Assets	$26,503,825,653	$405,328,392	$4,910,899,632	$3,656,738,964	$933,747,902

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations
Year Ended December 31, 2010

		Tax Free	U.S. Government	Treasury	Treasury Plus
	Money Market	Money Market	Money Market	Money Market	Money Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income
Interest	$65,752,620	$932,881	$7,701,520	$3,615,997	$1,370,071

Expenses
Management fees (Note 3)	20,689,317	388,566	3,980,299	2,823,352	896,878
Administration and custody fees (Note 3)	3,196,865	60,467	614,450	433,737	138,235
Professional fees	37,399	37,398	37,398	37,398	37,398
Trustees’ fees (Note 4)	62,759	12,597	22,769	19,147	14,046
Printing fees	1,968	662	662	662	662
Other expenses	75,372	20,113	40,648	38,108	25,661

Total expenses	24,063,680	519,803	4,696,226	3,352,404	1,112,880

Net Investment Income	$41,688,940	$413,078	$3,005,294	$263,593	$257,191

Realized Gain (Loss)
Net realized gain (loss) on investments	$65,219	$77,445	$–	$38,516	$(90)

Net Increase in Net Assets Resulting from Operations	$41,754,159	$490,523	$3,005,294	$302,109	$257,101

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

			Tax Free Money
	Money Market Portfolio		Market Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Increase (Decrease) in Net Assets from: Operations:
Net investment income	$41,688,940	$48,751,157	$413,078	$2,026,388
Net realized gain on investments	65,219	37,660	77,445	500

Net increase in net assets from operations	41,754,159	48,788,817	490,523	2,026,888

Capital Transactions:
Contributions	57,811,748,486	26,809,693,228	1,015,973,380	1,090,386,252
Withdrawals	(46,837,758,144)	(19,976,306,032)	(987,317,049)	(1,104,678,398)

Net increase (decrease) in net assets from capital transactions	10,973,990,342	6,833,387,196	28,656,331	(14,292,146)

Net Increase (Decrease) in Net Assets	11,015,744,501	6,882,176,013	29,146,854	(12,265,258)
Net Assets
Beginning of year	15,488,081,152	8,605,905,139	376,181,538	388,446,796

End of year	$26,503,825,653	$15,488,081,152	$405,328,392	$376,181,538

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money		Treasury Money
	Market Portfolio		Market Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Increase (Decrease) in Net Assets from: Operations:
Net investment income	$3,005,294	$7,182,218	$263,593	$513,089
Net realized gain on investments	–	8,555	38,516	33,178

Net increase in net assets from operations	3,005,294	7,190,773	302,109	546,267

Capital Transactions:
Contributions	12,483,113,177	8,675,438,195	9,018,189,810	4,593,553,712
Withdrawals	(11,006,371,349)	(8,210,512,018)	(7,639,683,807)	(4,436,864,167)

Net increase in net assets from capital transactions	1,476,741,828	464,926,177	1,378,506,003	156,689,545

Net Increase in Net Assets	1,479,747,122	472,116,950	1,378,808,112	157,235,812
Net Assets
Beginning of year	3,431,152,510	2,959,035,560	2,277,930,852	2,120,695,040

End of year	$4,910,899,632	$3,431,152,510	$3,656,738,964	$2,277,930,852

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money
	Market Portfolio
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$257,191	$242,807
Net realized gain (loss) on investments	(90)	4,611

Net increase in net assets from operations	257,101	247,418

Capital Transactions:
Contributions	3,996,124,623	2,238,410,690
Withdrawals	(3,863,271,000)	(2,391,190,447)

Net increase (decrease) in net assets from capital transactions	132,853,623	(152,779,757)

Net Increase (Decrease) in Net Assets	133,110,724	(152,532,339)
Net Assets
Beginning of year	800,637,178	953,169,517

End of year	$933,747,902	$800,637,178

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

		Ratios to Average Net Assets					Net Assets
		Gross	Net		Net		End of
	Total	Operating	Operating		Investment		Period
Period Ended December 31,	Return (a)	Expenses	Expenses		Income		(000s omitted)

Money Market Portfolio
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%	0.10%		2.79%		$8,605,905
2007	5.30%	0.12%	0.10%		5.14%		$6,918,263
2006	5.09%	0.13%	0.10%		5.08%		$6,197,117

Tax Free Money Market Portfolio
2010	0.13%	0.13%	0.13%		0.11%		$405,328
2009	0.49%	0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%	0.14%	0.10%		2.32%		$388,447
2007(c)	3.19%	0.17%*	0.10	%*	3.42	%*	$447,679
U.S. Government Money Market Portfolio
2010	0.07%	0.12%	0.12%		0.08%		$4,910,900
2009	0.25%	0.12%	0.12%		0.23%		$3,431,153
2008	2.19%	0.13%	0.13%		1.97%		$2,959,036
2007(d)	0.92%	0.14%*	0.14	%*	4.39	%*	$1,076,794
Treasury Money Market Portfolio
2010	0.01%	0.12%	0.12%		0.01%		$3,656,739
2009	0.02%	0.12%	0.12%		0.02%		$2,277,931
2008	1.28%	0.13%	0.13%		0.93%		$2,120,695
2007(e)	0.61%	0.19%*	0.19	%*	3.21	%*	$530,104
Treasury Plus Money Market Portfolio
2010	0.03%	0.12%	0.12%		0.03%		$933,748
2009	0.04%	0.13%	0.13%		0.03%		$800,637
2008	1.57%	0.13%	0.13%		1.07%		$953,170
2007(f)	0.75%	0.17%*	0.17	%*	3.95	%*	$463,190

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been 0.01% lower.

(c)	The Portfolio commenced operations on February 7, 2007.

(d)	The Portfolio commenced operations on October 17, 2007.

(e)	The Portfolio commenced operations on October 25, 2007.

(f)	The Portfolio commenced operations on October 24, 2007.

*	Annualized.

See Notes to Financial Statements.

State Street Master Funds
Notes to Financial Statements
December 31, 2010

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At December 31, 2010, the following Portfolios were in operation: the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds
Notes to Financial Statements (continued)
December 31, 2010

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar-denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

State Street Master Funds
Notes to Financial Statements (continued)
December 31, 2010

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Portfolios’ assets carried at fair value:

	Investments in
	Securities
		State Street Tax	State Street U.S.	State Street	State Street
	State Street Money	Free Money	Government Money	Treasury Money	Treasury Plus Money
Valuation Inputs	Market Portfolio	Market Portfolio	Market Portfolio	Market Portfolio	Market Portfolio

Level 1 — Quoted Prices	$–	$75,192,001	$–	$–	$–

Level 2 — Other Significant Observable Inputs	26,496,172,160	330,067,000	4,911,348,083	3,657,119,527	933,862,486

Level 3 — Significant Unobservable Inputs	–	–	–	–	–

Total Investments	$26,496,172,160	$405,259,001	$4,911,348,083	$3,657,119,527	$933,862,486

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

The Portfolios adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolios’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the year ended December 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses:  Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner’s daily ownership percentage.

State Street Master Funds
Notes to Financial Statements (continued)
December 31, 2010

Federal income taxes:  The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2010, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 (or since inception, for Portfolios formed subsequent to 2007) through 2010 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements:  A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation:  Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates:  The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Related Party Fees

The Portfolios have entered into investment advisory agreements with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, each Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the respective Portfolio’s average daily

State Street Master Funds
Notes to Financial Statements (continued)
December 31, 2010

net assets. Effective February 1, 2011, SSgA FM agreed to contractually waive 0.05% of the 0.10% payable by each Portfolio for investment advisory services through January 31, 2012. On February 18, 2011, the Board of Trustees approved revised investment advisory agreements of each of the Portfolios to amend the management fee payable by each Portfolio to an annual rate of 0.05% of the respective Portfolio’s average daily net assets. Pursuant to the agreements of February 1, 2011 and February 18, 2011, each Portfolio will pay a fee at an annual rate of 0.05% of its average daily net assets for investment advisory services received from the Adviser.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets

First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each in-person meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $30,000. Each Trustee is reimbursed for out-of-pocket and travel expenses.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Portfolios, management has evaluated the possibility of subsequent events existing in the Portfolios’ financial statements.

Effective February 1, 2011, SSgA FM agreed to contractually to waive 0.05% of the 0.10% of the average daily net assets paid by each of the Portfolios for investment advisory services through January 31, 2012. On February 18, 2011, the Board of Trustees approved revised investment advisory agreements with each of the Portfolios to amend the management fee paid by each Portfolio to an annual rate of 0.05% of the respective Portfolio’s average daily net assets. Pursuant to the agreements of February 1, 2011 and February 18, 2011, each Portfolio will pay the Adviser a fee at an annual rate of 0.05% of its average daily net assets for investment advisory services received from the Adviser.

State Street Master Funds
Report of Independent Registered Public Accounting Firm

To the Owners of Beneficial Interest and Board of Trustees of
State Street Master Funds:

We have audited the accompanying statements of assets and liabilities of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the “Portfolios”), including the portfolios of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio, of State Street Master Funds, at December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

State Street Master Funds
General Information
December 31, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the approval of the investment advisory agreements (the “Advisory Agreements”) for State Street Money Market Portfolio (the “Money Market Portfolio”), State Street Tax Free Money Market Portfolio (the “Tax Free Portfolio”), State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio”), State Street Treasury Money Market Fund (the “Treasury Portfolio”) and State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio”) (collectively, the “Portfolios”). In preparation for considering the Advisory Agreements, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, which are money market funds. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered

State Street Master Funds
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Portfolios were fair and reasonable and that their performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objectives of the Portfolios and the available data, the investment performances were acceptable. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the performances of the Portfolios’ feeder funds’ Institutional Shares relative to their Lipper peer groups have been above average for almost all of the applicable reported periods (five years, three years, one year and year-to-date as applicable) ended September 30, 2010, although the performances of the feeder funds’ Investor Shares were generally below average. The Trustees determined that the reported performances of the feeder funds, and, by implication, the Portfolios supported a finding that the performances were acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder funds and, by implication, the Portfolios.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolios individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolios’ advisory fees and total expense ratios were all lower than the average for their respective Lipper peer groups; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. The Trustees also considered that to help limit expenses of each of the Money Market Portfolio, the U.S. Government Money Market Portfolio, the Tax Free Money Market Portfolio, the Treasury Money Market Portfolio and the Treasury Plus Money Market Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

State Street Master Funds
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the Portfolios and, indirectly, by the feeder funds. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the Portfolios; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with those of the Portfolios, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
Name, Address,	Position(s)	Term of Office		Funds in Fund
and Date of Birth	Held with	and Length of	Principal Occupation During	Complex Overseen	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	by Trustee*	Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993-2009; Director, IEmily.com, Inc. 2000-present; and Trustee, National Osteoporosis Foundation 2005-2008
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002-2007

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

Number of
Name, Address,	Position(s)	Term of Office		Funds in Fund
and Date of Birth	Held with	and Length of	Principal Occupation During	Complex Overseen	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	by Trustee*	Held by Trustee

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust;Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Number of
	Position(s)	Term of Office		Funds in Fund
Name, Address,	Held with	and Length of	Principal Occupation During	Complex Overseen
and Date of Birth (“DOB”)	Trust	Time Served	Past Five Years	by Trustee*	Other Directorships Held by Trustee

Officers: (continued)

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET EQUITY 500 INDEX FUND

ANNUAL REPORT

December 31, 2010

State Street Equity 500 Index Fund
Administrative Shares

Growth of a $10,000 Investment (a)

Investment Performance (a)
For the Year Ended December 31, 2010

			Total Return
			Average
			Annualized Since
	Total Return	Total Return	Commencement
	One Year Ended	Five Years Ended	of Operations
	December 31, 2010	December 31, 2010	(April 18, 2001)
State Street Equity 500 Index Fund Administrative Shares(b)	14.81%	2.16%	2.30%

S&P 500® Index(c)	15.06%	2.29%	2.50%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)	The performance of the Service and R Shares will differ from this example due to their varying expense structures.

(c)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in an index.

2

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.

The table below illustrates your Fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Class’ costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Class’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period *
Based on Actual Class Return

Administrative Shares	$1,000.00	$1,231.40	$1.38

Service Shares	$1,000.00	$1,230.40	$1.94

Class R Shares	$1,000.00	$1,227.60	$3.90

Based on Hypothetical (5% return before expenses)

Administrative Shares	$1,000.00	$1,023.97	$1.25

Service Shares	$1,000.00	$1,023.47	$1.76

Class R Shares	$1,000.00	$1,021.70	$3.54

3

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE (continued)

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2010 were 0.245%, 0.345% and 0.695%, respectively, which include each Class’ proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

4

State Street Equity 500 Index Fund

Statement of Assets and Liabilities
December 31, 2010

Assets
Investment in State Street Equity 500 Index Portfolio, at market value (identified cost $207,344,827) (Note 1)	$257,898,751
Receivable for Fund shares sold	211,207

Total assets	258,109,958
Liabilities
Payable for Fund shares repurchased	107,251
Distribution fees payable (Note 3)	44,020
Administration fees payable (Note 3)	11,316

Total liabilities	162,587

Net Assets	$257,947,371

Net assets consist of:
Paid-in capital	$239,650,614
Undistributed net investment income	99,640
Accumulated net realized loss	(32,509,738)
Net unrealized appreciation on investments and futures	50,706,855

Net Assets	$257,947,371

Administrative Shares:
Net Assets	$165,882,702
Shares of beneficial interest outstanding	15,766,899

Offering, net asset value, and redemption price per share	$10.52

Service Shares:
Net Assets	$78,203,022
Shares of beneficial interest outstanding	7,439,929

Offering, net asset value, and redemption price per share	$10.51

Class R Shares:
Net Assets	$13,861,647
Shares of beneficial interest outstanding	1,318,505

Offering, net asset value, and redemption price per share	$10.51

See Notes to Financial Statements.

5

State Street Equity 500 Index Fund

Statement of Operations
Year Ended December 31, 2010

Income and Expenses allocated from Portfolio
Dividend income allocated from Portfolio (Note 2)	$4,607,920
Interest income allocated from Portfolio (Note 2)	8,060
Expenses allocated from Portfolio (Note 3)	(102,326)

4,513,654

Expenses
Distribution Fees (Note 3)
Administrative Shares	220,170
Service Shares	171,730
Class R Shares	67,736
Administration fees (Note 3)	113,381

573,017

Net Investment Income	$3,940,637

Realized and Unrealized Gain
Net realized gain allocated from Portfolio on:
Investments	$2,454,614
Futures	671,541

3,126,155

Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	25,651,477
Futures	7,182

25,658,659

Net realized and unrealized gain	28,784,814

Net Increase in Net Assets Resulting from Operations	$32,725,451

See Notes to Financial Statements.

6

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	For The	For The
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,940,637	$3,647,094
Net realized gain (loss) on investments and futures	3,126,155	(9,643,296)
Change in net unrealized appreciation on investments and futures	25,658,659	52,377,394

Net increase in net assets resulting from operations	32,725,451	46,381,192

Distributions to Shareholders from:
Net investment income
Administrative Shares	(2,619,321)	(2,418,095)
Service Shares	(1,150,431)	(1,053,872)
Class R Shares	(157,647)	(121,207)

Total distributions	(3,927,399)	(3,593,174)

Net Increase (Decrease) from Capital Share Transactions: Administrative Shares
Shares sold	11,828,124	13,952,674
Reinvestment of distributions	2,619,321	2,418,095
Shares redeemed	(9,814,850)	(11,295,890)

Net increase from capital share transactions	4,632,595	5,074,879

Service Shares
Shares sold	9,211,179	20,280,541
Reinvestment of distributions	1,150,431	1,053,872
Shares redeemed	(7,058,941)	(10,857,206)

Net increase from capital share transactions	3,302,669	10,477,207

Class R Shares
Shares sold	3,173,011	4,228,561
Reinvestment of distributions	157,647	121,207
Shares redeemed	(765,828)	(1,323,076)

Net increase from capital share transactions	2,564,830	3,026,692

Net Increase in Net Assets	39,298,146	61,366,796
Net Assets
Beginning of year	218,649,225	157,282,429

End of year	$257,947,371	$218,649,225

Undistributed net investment income	$99,640	$88,564

Changes in Shares:
Administrative Shares
Shares sold	1,212,978	1,735,173
Reinvestment of distributions	248,749	257,249
Shares redeemed	(1,031,432)	(1,470,616)

Net increase in shares	430,295	521,806

Service Shares
Shares sold	952,802	2,859,125
Reinvestment of distributions	109,357	112,233
Shares redeemed	(738,333)	(1,360,114)

Net increase in shares	323,826	1,611,244

Class R Shares
Shares sold	335,984	536,313
Reinvestment of distributions	14,985	12,894
Shares redeemed	(79,663)	(166,119)

Net increase in shares	271,306	383,088

See Notes to Financial Statements.

7

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.31	$7.50	$12.24	$11.83	$10.41

Investment Operations:
Net investment income*	0.17	0.17	0.21	0.22	0.19
Net realized and unrealized gain (loss) on investments and futures	1.21	1.80	(4.73)	0.41	1.42

Total from investment operations	1.38	1.97	(4.52)	0.63	1.61

Less Distributions From:
Net investment income	(0.17)	(0.16)	(0.22)	(0.22)	(0.19)

Net increase (decrease) in net assets	1.21	1.81	(4.74)	0.41	1.42

Net Asset Value, End of Year	$10.52	$9.31	$7.50	$12.24	$11.83

Total Return(b)	14.81%	26.25%	(36.89)%	5.35%	15.52%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$165,883	$142,739	$111,075	$192,718	$206,607
Ratios to average net assets(a):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.79%	2.08%	2.09%	1.76%	1.75%
Portfolio turnover rate(c)	12%	19%	14%	12%	10%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

See Notes to Financial Statements.

8

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.30	$7.49	$12.22	$11.82	$10.40

Investment Operations:
Net investment income*	0.16	0.16	0.20	0.21	0.18
Net realized and unrealized gain (loss) on investments and futures	1.21	1.80	(4.72)	0.40	1.42

Total from investment operations	1.37	1.96	(4.52)	0.61	1.60

Less Distributions From:
Net investment income	(0.16)	(0.15)	(0.21)	(0.21)	(0.18)

Net increase (decrease) in net assets	1.21	1.81	(4.73)	0.40	1.42

Net Asset Value, End of Year	$10.51	$9.30	$7.49	$12.22	$11.82

Total Return(b)	14.71%	26.16%	(36.93)%	5.16%	15.41%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$78,203	$66,171	$41,232	$70,965	$59,792
Ratios to average net assets(a):
Operating expenses	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.69%	1.96%	1.98%	1.67%	1.65%
Portfolio turnover rate(c)	12%	19%	14%	12%	10%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

See Notes to Financial Statements.

9

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.30	$7.49	$12.23	$11.82	$10.40

Investment Operations:
Net investment income*	0.13	0.13	0.17	0.16	0.15

Net realized and unrealized gain (loss) on investments and futures	1.20	1.80	(4.72)	0.42	1.41

Total from investment operations	1.33	1.93	(4.55)	0.58	1.56

Less Distributions From:
Net investment income	(0.12)	(0.12)	(0.19)	(0.17)	(0.14)

Net increase (decrease) in net assets	1.21	1.81	(4.74)	0.41	1.42

Net Asset Value, End of Year	$10.51	$9.30	$7.49	$12.23	$11.82

Total Return(b)	14.31%	25.72%	(37.20)%	4.88%	15.02%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$13,862	$9,740	$4,975	$5,914	$3,104
Ratios to average net assets:
Operating expenses	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.35%	1.60%	1.67%	1.33%	1.33%
Portfolio turnover rate(c)	12%	19%	14%	12%	10%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

See Notes to Financial Statements.

10

State Street Equity 500 Index Fund
Notes to Financial Statements
December 31, 2010

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2010, the following series of the Trust had commenced operations: the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street U.S. Government Money Market Fund. The Fund offers Administrative Shares, Service Shares and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (12.29% at December 31, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of December 31, 2010, in valuing the Portfolio’s assets

11

State Street Equity 500 Index Fund
Notes to Financial Statements (continued)
December 31, 2010

carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Disclosures about Derivatives and Hedging which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosures as of December 31, 2010, are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, REIT adjustments for securities sold, REIT capital gain distributions adjustment, and unused capital loss carryover expired.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

		Undistributed
	Accumulated	Net Investment
Paid-In Capital	Gain (Loss)	Income (Loss)
$(6,628,044)	$6,630,206	$(2,162)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the years ended December 31, for ordinary income, was as follows:

	2010	2009

Ordinary income	$3,927,399	$3,593,174

12

State Street Equity 500 Index Fund
Notes to Financial Statements (continued)
December 31, 2010

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—

Capital loss carryover	(19,319,390)

Post-October 2010 loss deferral	(1,132,942)

Unrealized appreciation	38,749,089

Total	$18,296,757

At December 31, 2010 the differences between book basis and tax basis components of net assets were primarily attributable to wash sale deferrals, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, current year post-October losses deferred, and capital loss carryover.

Federal income taxes – The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

At December 31, 2010, the Fund had capital loss carry forwards in the amount of $19,319,390, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

Expiration Year
2011	2012	2013	2014	2016	2017	2018
$78,263	$357,924	$216,052	$634,808	$4,728,997	$10,205,807	$3,097,539

During the year ended December 31, 2010, capital loss carryover in the amount of $7,776,419 expired unused. The Fund has elected to defer Post-October losses of $1,132,942 until the first day of fiscal year 2011.

At December 31, 2010, the cost of investments computed on a federal income tax basis was $219,243,007 resulting in $38,655,744 of unrealized appreciation.

The Fund has reviewed the tax positions for open years as of December 31, 2010 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation:  Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

13

State Street Equity 500 Index Fund
Notes to Financial Statements (continued)
December 31, 2010

Use of estimates:  The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Related Party Fees and Transactions

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). In addition, the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio’s investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the year ended December 31, 2010, the Fund incurred fees of $113,381 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets in compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the year ended December 31, 2010, the Fund’s pro-rata share of these expenses amounted to $102,326.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund’s shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the year ended December 31, 2010, the Fund’s Administrative Shares, Service Shares and Class R Shares incurred $220,170, $171,730, and $67,736 of expenses, respectively, pursuant to the Rule 12b-1 plan.

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

14

State Street Equity 500 Index Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Institutional Investment Trust and
Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund, a fund of State Street Institutional Investment Trust, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

15

State Street Equity 500 Index Fund
General Information
December 31, 2010 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Fund’s distributions for its fiscal year ended December 31, 2010:

State Street Equity 500 Index Fund had 100% of 2010 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Fund (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the

16

State Street Equity 500 Index Fund
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

Adviser in managing the Fund’s investments, in monitoring and securing the Fund’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolio and indirectly to the Fund were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objective of the Fund and the available data, the investment performance was acceptable. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Fund.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Fund’s advisory fee and total expense ratio were all lower than the average for its respective Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. (The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company.)

17

State Street Equity 500 Index Fund
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the master portfolio and, indirectly, by the Fund. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the master portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the master portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with that of the master portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as the principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund’s fee level reflects such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

18

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993-2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002 – 2007

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

19

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(‘‘DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust;Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

20

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Officers: (continued)
David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

21

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross
Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110
Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Distributor
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Equity 500 Index Fund
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET EQUITY 500 INDEX PORTFOLIO

ANNUAL REPORT

December 31, 2010

State Street Equity 500 Index Portfolio

The State Street Equity 500 Index Portfolio (the “Portfolio”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “Index”). In seeking this objective, the Portfolio utilizes a passive management strategy designed to track the performance of the Index. The Portfolio also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.

For the 12-month period ended December 31, 2010 (the “Reporting Period”), the total return for the Portfolio was 15.08%, and the total return for the Index was 15.06%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of the managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Early 2010 was a period of positive sentiment; however, as the year progressed, investors faced significant challenges, including the European debt crisis, policy changes in China, and uncertainty about the strength and sustainability of the US recovery. However, despite the volatility, it was generally a good year for equities, bonds and commodities, while the US Dollar was mixed.

Despite a brief pause to celebrate apparent agreement on the main ingredients of the US financial reform, persistently high jobless claims and a downbeat report on consumer confidence kept buyers on the defensive, and the Index closed the first half of 2010 at its worst levels since November of 2009. Recovering sentiment in Europe and solid growth in Asia allowed US equities to hold their ground during the summer. Employment data looked a bit soft and cautious outlooks from some key technology firms put buyers back on the defensive. Despite some reversals in the last week of the month, US equities finished September with an uncharacteristically strong advance that lifted them to their best levels since mid-May. Apart from a temporary inversion that took hold during November, US share prices enjoyed a steady and largely undisturbed advance in the latter part of 2010.

In the US markets, small cap and midcap stocks outperformed the larger cap stocks for the year. Despite a negative start in January, the Index recovered nicely ending the first quarter up with a modest gain of 5.39%. The positive momentum was lost in the second quarter with a disappointing loss of 11.43%, but rebounded nicely in the third quarter with a positive 11.29% result. A strong fourth quarter return of 10.76% helped the Index end the year up 15.06%.

For the Reporting Period, all ten sectors of the Index experienced positive returns. The three top contributing sectors for the year were consumer discretionary, industrials and energy. Ford Motor Co. had the greatest contribution to the consumer discretionary sector. Other notable stocks were McDonald’s Corp. and Amazon.Com, Inc.. Two top performing securities within the industrials sector were General Electric Co. and Caterpillar, Inc. The two least positive contributing sectors were the health care and utilities sectors. The poor performance in the health care sector may have been caused by lack of clarity relating to the major health care legislation signed into law in the beginning of 2010, which still has major details to be determined. In the utilities sector, detractors that contributed negatively were FirstEnergy Corp. and Exelon Corp.

The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

24

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)
For the Year Ended December 31, 2010

			Total Return
			Average
			Annualized Since
	Total Return	Total Return	Commencement
	One Year Ended	Five Years Ended	of Operations
	December 31, 2010	December 31, 2010	(March 1, 2000)
State Street Equity 500 Index Portfolio	15.08%	2.29%	1.07%
S&P 500® Index(b)	15.06%	2.29%	1.20%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

25

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period*
Based on Actual Portfolio Return	$1,000.00	$1,232.40	$0.25

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.98	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2010 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

26

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

Common Stocks	93.1%

Money Market Funds	1.6

U.S. Government Securities	0.2

Other Assets in Excess of Liabilities	5.1

Total	100.0%

Top Five Sectors (excluding short-term investments) *	December 31, 2010

Information Technology	16.5%

Financials	15.3

Energy	11.2

Industrials	10.5

Consumer Discretionary	10.3

Total	63.8%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

27

State Street Equity 500 Index Portfolio
Portfolio of Investments
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – 93.1%
Consumer Discretionary – 10.3%
Abercrombie & Fitch Co. Class A	15,046	$867
Amazon.Com, Inc.(a)	60,592	10,907
Apollo Group, Inc. Class A(a)	21,729	858
AutoNation, Inc.(a)	9,763	275
AutoZone, Inc.(a)	4,664	1,271
Bed Bath & Beyond, Inc.(a)	44,245	2,175
Best Buy Co., Inc.	56,419	1,935
Big Lots, Inc.(a)	12,727	388
Cablevision Systems Corp.	41,000	1,387
CarMax, Inc.(a)	38,400	1,224
Carnival Corp.	73,550	3,391
CBS Corp. Class B	116,303	2,216
Coach, Inc.	50,628	2,800
Comcast Corp. Class A	476,748	10,474
D.R. Horton, Inc.	47,976	572
Darden Restaurants, Inc.	24,588	1,142
DeVry, Inc.	10,400	499
Direct TV. Class A(a)	142,477	5,689
Discovery Communications, Inc. Class A(a)	48,600	2,027
eBay, Inc.(a)	196,003	5,455
Expedia, Inc.	34,515	866
Family Dollar Stores, Inc.	21,658	1,077
Ford Motor Co.(a)	640,198	10,749
Fortune Brands, Inc.	26,045	1,569
GameStop Corp. Class A(a)	26,800	613
Gannett Co., Inc.	42,074	635
Gap, Inc.	75,098	1,663
Genuine Parts Co.	26,909	1,381
Goodyear Tire & Rubber Co.(a)	42,357	502
H&R Block, Inc.	52,715	628
Harley-Davidson, Inc.	40,201	1,394
Harman International Industries, Inc.(a)	12,621	584
Hasbro, Inc.	23,225	1,096
Home Depot, Inc.	280,012	9,817
Host Hotels & Resorts, Inc.	113,821	2,034
International Game Technology	53,619	948
Interpublic Group of Cos., Inc.(a)	83,894	891
JC Penney Co., Inc.	40,010	1,293
Johnson Controls, Inc.	115,186	4,400
Kohl’s Corp.(a)	49,933	2,713
Lennar Corp. Class A	25,931	486
Limited Brands	46,067	1,416
Lowe’s Cos., Inc.	235,762	5,913
Macy’s, Inc.	72,323	1,830
Marriot International, Inc. Class A	49,150	2,042
Mattel, Inc.	61,276	1,558
McDonald’s Corp.	180,525	13,857
McGraw-Hill, Inc.	52,466	1,910
Meredith Corp.	6,189	214
NetFlix, Inc.(a)	7,400	1,300
Newell Rubbermaid, Inc.	50,693	922
News Corp. Class A	390,209	5,681
NIKE, Inc. Class B	65,352	5,582
Nordstrom, Inc.	29,533	1,252
O’Reilly Automotive, Inc.(a)	24,600	1,486
Omnicom Group, Inc.	51,441	2,356
Polo Ralph Lauren Corp.	11,115	1,233
Priceline.com, Inc.(a)	8,390	3,352
Pulte Homes, Inc.(a)	54,705	411
Radioshack Corp.	20,103	372
Ross Stores, Inc.	20,600	1,303
Scripps Networks Interactive, Inc. Class A	15,435	799
Sears Holdings Corp.(a)	7,474	551
Snap-On, Inc.	9,212	521
Stanley Black & Decker, Inc.	28,307	1,893
Staples, Inc.	123,533	2,813
Starbucks Corp.	126,661	4,070
Starwood Hotels & Resorts Worldwide, Inc.	32,547	1,978
Target Corp.	121,016	7,277
Tiffany & Co.	21,580	1,344
Time Warner Cable, Inc.	60,771	4,013
Time Warner, Inc.	189,591	6,099
TJX Cos., Inc.	67,606	3,001
Urban Outfitters, Inc.(a)	22,000	788
V.F. Corp.	14,793	1,275
Viacom, Inc. Class B	103,322	4,093
Walt Disney Co.	323,545	12,136
Washington Post Co. Class B	960	422
Whirlpool Corp.	12,961	1,151
Wyndham Worldwide Corp.	29,699	890
Wynn Resorts, Ltd.	12,900	1,340
Yum! Brands, Inc.	80,092	3,928

		215,263

Consumer Staples – 9.8%
Altria Group, Inc.	356,799	8,784
Archer-Daniels-Midland Co.	109,124	3,282
Avon Products, Inc.	73,360	2,132
Brown-Forman Corp. Class B	17,755	1,236
Campbell Soup Co.	34,065	1,184
Clorox Co.	23,843	1,509
Coca-Cola Co.	396,811	26,098
Coca-Cola Enterprises, Inc.	57,901	1,449
Colgate-Palmolive Co.	82,501	6,631
ConAgra Foods, Inc.	75,175	1,697
Constellation Brands, Inc. Class A(a)	29,326	650
Costco Wholesale Corp.	73,889	5,335
CVS Caremark Corp.	232,232	8,075
Dean Foods Co.(a)	33,458	296
Dr Pepper Snapple Group, Inc.	38,800	1,364
Estee Lauder Cos., Inc. Class A	19,452	1,570
General Mills, Inc.	109,364	3,892
H.J. Heinz Co.	54,769	2,709
Hormel Foods Corp.	11,800	605
Kellogg Co.	43,435	2,219
Kimberly-Clark Corp.	69,700	4,394
Kraft Foods, Inc. Class A	298,509	9,406
Kroger Co.	108,976	2,437
Lorillard, Inc.	25,561	2,097
McCormick & Co., Inc.	22,753	1,059
Molson Coors Brewing Co., Class B	27,062	1,358
PepsiCo, Inc.	270,854	17,695
Philip Morris International, Inc.	309,999	18,144
Procter & Gamble Co.	478,319	30,770
Reynolds American, Inc.	57,774	1,885
Safeway, Inc.	64,364	1,448
Sara Lee Corp.	109,234	1,913
SuperValu, Inc.	34,848	336

See Notes to Financial Statements.

28

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Consumer Staples – (continued)
Sysco Corp.	100,009	$2,940
The Hershey Company	27,282	1,286
The J.M. Smucker Co.	20,460	1,343
Tyson Foods, Inc., Class A	51,235	882
Wal-Mart Stores, Inc.	334,802	18,056
Walgreen Co.	158,218	6,164
Whole Foods Market, Inc.(a)	25,533	1,292

		205,622

Energy – 11.2%
Anadarko Petroleum Corp.	84,726	6,453
Apache Corp.	65,325	7,789
Baker Hughes, Inc.	73,673	4,212
Cabot Oil & Gas Corp.	17,300	655
Cameron International Corp.(a)	41,400	2,100
Chesapeake Energy Corp.	111,782	2,896
Chevron Corp.(b)	343,846	31,376
ConocoPhillips	251,030	17,095
Consol Energy, Inc.	38,573	1,880
Denbury Resources, Inc.(a)	69,800	1,332
Devon Energy Corp.	73,851	5,798
Diamond Offshore Drilling, Inc.	11,900	796
El Paso Corp.	120,292	1,655
EOG Resources, Inc.	43,417	3,969
EQT Corp.	25,500	1,143
ExxonMobil Corp.(b)	861,647	63,004
FMC Technologies, Inc.(a)	20,500	1,823
Halliburton Co.	155,434	6,346
Helmerich & Payne, Inc.	18,600	902
Hess Corp.	51,301	3,926
Marathon Oil Corp.	121,277	4,491
Massey Energy Co.	17,500	939
Murphy Oil Corp.	33,441	2,493
Nabors Industries, Ltd.(a)	48,204	1,131
National Oilwell Varco, Inc.	71,657	4,819
Newfield Exploration Co.(a)	22,900	1,651
Noble Energy, Inc.	29,910	2,575
Occidental Petroleum Corp.	138,844	13,620
Peabody Energy Corp.	46,124	2,951
Pioneer Natural Resources Co.	19,800	1,719
QEP Resources, Inc.	29,968	1,088
Range Resources Corp.	27,400	1,232
Rowan Cos., Inc.(a)	19,620	685
Schlumberger, Ltd.	233,158	19,469
Southwestern Energy Co.(a)	59,300	2,220
Spectra Energy Corp.	110,798	2,769
Sunoco, Inc.	20,384	822
Tesoro Corp.(a)	26,365	489
Valero Energy Corp.	96,709	2,236
Williams Cos., Inc.	99,968	2,471

		235,020

Financials – 15.3%
ACE Ltd.	58,000	3,611
AFLAC, Inc.	80,490	4,542
Allstate Corp.	92,006	2,933
American Express Co.	178,964	7,681
American International Group, Inc.(a)	24,133	1,391
Ameriprise Financial, Inc.	42,407	2,441
AON Corp.	56,347	2,593
Apartment Investment & Management Co. Class A	21,052	544
Assurant, Inc.	18,231	702
AvalonBay Communities, Inc.	14,598	1,643
Bank of America Corp.	1,723,371	22,990
Bank of New York Mellon Corp.	211,985	6,402
BB&T Corp.	118,570	3,117
Berkshire Hathaway, Inc. Class B(a)	295,703	23,689
Boston Properties, Inc.	23,967	2,064
Capital One Financial Corp.	78,063	3,322
CB Richard Ellis Group, Inc. Class A(a)	47,275	968
Charles Schwab Corp.	169,493	2,900
Chubb Corp.	52,075	3,106
Cincinnati Financial Corp.	27,114	859
Citigroup, Inc.(a)(b)	4,964,002	23,480
CME Group, Inc.	11,491	3,697
Comerica, Inc.	30,144	1,273
Developers Diversified Realty Corp.	1,532	22
Discover Financial Services	93,105	1,725
E*Trade Financial Corp.(a)	33,931	543
Equity Residential	48,557	2,523
Federated Investors, Inc. Class B	14,870	389
Fifth Third Bancorp	136,116	1,998
First Horizon National Corp.(a)	46,056	543
Franklin Resources, Inc.	24,880	2,767
Genworth Financial, Inc. Class A(a)	83,951	1,103
Goldman Sachs Group, Inc.	87,334	14,686
Hartford Financial Services Group, Inc.	75,997	2,013
HCP, Inc.	55,100	2,027
Health Care REIT, Inc.	20,800	991
Hudson City Bancorp, Inc.	89,992	1,146
Huntington Bancshares, Inc.	118,556	814
IntercontinentalExchange, Inc.(a)	12,480	1,487
Invesco Ltd.	79,000	1,901
J.P. Morgan Chase & Co.	668,015	28,337
Janus Capital Group, Inc.	31,407	407
KeyCorp	150,475	1,332
Kimco Realty Corp.	71,369	1,287
Legg Mason, Inc.	26,842	974
Leucadia National Corp.	33,636	981
Lincoln National Corp.	54,092	1,504
Loews Corp.	54,031	2,102
M & T Bank Corp.	20,437	1,779
Marsh & McLennan Cos., Inc.	92,853	2,539
Marshall & Ilsley Corp.	86,593	599
Mastercard, Inc. Class A	16,500	3,698
MetLife, Inc.	154,896	6,884
Moody’s Corp.	34,766	923
Morgan Stanley	258,530	7,035
NASDAQ OMX Group, Inc.(a)	25,400	602
Northern Trust Corp.	41,406	2,294
NYSE Euronext	44,600	1,337
Paychex, Inc.	55,738	1,723
People’s United Financial, Inc.	63,000	883
PNC Financial Services Group, Inc.	89,817	5,454
Principal Financial Group, Inc.	54,791	1,784

See Notes to Financial Statements.

29

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Financials – (continued)
Progressive Corp.	113,401	$2,253
ProLogis	88,691	1,281
Prudential Financial, Inc.	82,939	4,869
Public Storage, Inc.	23,887	2,423
Regions Financial Corp.	214,589	1,502
Simon Property Group, Inc.	50,015	4,976
SLM Corp.(a)	82,954	1,044
State Street Corp.(c)	85,825	3,977
SunTrust Banks, Inc.	85,418	2,521
T. Rowe Price Group, Inc.	43,775	2,825
Torchmark Corp.	13,721	820
Total System Services, Inc.	27,675	426
Travelers Cos., Inc.	78,404	4,368
U.S. Bancorp	327,752	8,839
Unum Group	54,229	1,313
Ventas, Inc.	26,800	1,406
Visa, Inc.	83,300	5,863
Vornado Realty Trust	27,814	2,318
Wells Fargo Co.	896,849	27,793
Western Union Co.	112,085	2,081
XL Capital, Ltd. Class A	55,268	1,206
Zions Bancorp	30,453	738

		321,926

Health Care – 9.9%
Abbott Laboratories	264,106	12,653
Aetna, Inc.	68,350	2,085
Allergan, Inc.	52,592	3,612
AmerisourceBergen Corp.	47,186	1,610
Amgen, Inc.(a)	161,436	8,863
Baxter International, Inc.	99,561	5,040
Becton, Dickinson & Co.	39,297	3,321
Biogen Idec, Inc.(a)	40,731	2,731
Boston Scientific Corp.(a)	259,734	1,966
Bristol-Myers Squibb Co.	292,516	7,746
C.R. Bard, Inc.	15,897	1,459
Cardinal Health, Inc.	59,657	2,285
CareFusion Corp.(a)	31,178	801
Celgene Corp.(a)	80,418	4,756
Cephalon, Inc.(a)	13,300	821
Cerner Corp.(a)	11,700	1,108
CIGNA Corp.	47,096	1,727
Coventry Health Care, Inc.(a)	26,203	692
DaVita, Inc.(a)	16,600	1,154
Dentsply International, Inc.	24,300	830
Eli Lilly & Co.	173,375	6,075
Express Scripts, Inc.(a)	90,098	4,870
Forest Laboratories, Inc.(a)	48,802	1,561
Genzyme Corp.(a)	44,292	3,154
Gilead Sciences, Inc.(a)	138,699	5,026
Hospira, Inc.(a)	29,203	1,626
Humana, Inc.(a)	28,807	1,577
Intuitive Surgical, Inc.(a)	6,700	1,727
Johnson & Johnson	469,249	29,023
Laboratory Corp. of America Holdings(a)	17,422	1,532
Life Technologies Corp.(a)	31,887	1,770
McKesson Corp.	43,255	3,044
Mead Johnson Nutrition Co.	34,918	2,174
Medco Health Solutions, Inc.(a)	72,568	4,446
Medtronic, Inc.	184,578	6,846
Merck & Co., Inc.	526,470	18,974
Mylan, Inc.(a)	74,409	1,572
Patterson Cos., Inc.	16,494	505
Pfizer, Inc.	1,368,711	23,966
Quest Diagnostics, Inc.	24,200	1,306
St. Jude Medical, Inc.(a)	59,626	2,549
Stryker Corp.	58,389	3,135
Tenet Healthcare Corp.(a)	73,370	491
UnitedHealth Group, Inc.	187,996	6,789
Varian Medical Systems, Inc.(a)	20,560	1,424
Watson Pharmaceuticals, Inc.(a)	21,446	1,108
Wellpoint, Inc.(a)	67,238	3,823
Zimmer Holdings, Inc.(a)	33,752	1,812

		207,165

Industrials – 10.5%
3M Co.	122,172	10,543
Amphenol Corp. Class A	29,800	1,573
Avery Dennison Corp.	18,488	783
Boeing Co.	125,388	8,183
Caterpillar, Inc.	108,479	10,160
CH Robinson Worldwide, Inc.	28,361	2,274
Cintas Corp.	21,588	604
CSX Corp.	63,938	4,131
Cummins, Inc.	33,758	3,714
Danaher Corp.	91,672	4,324
Deere & Co.	72,437	6,016
Dover Corp.	31,895	1,864
Eaton Corp.	28,795	2,923
Emerson Electric Co.	128,648	7,355
Equifax, Inc.	22,083	786
Expeditors International Washington, Inc.	36,320	1,983
Fastenal Co.	25,200	1,510
FedEx Corp.	53,800	5,004
First Solar, Inc.(a)	9,270	1,206
Flir Systems, Inc.(a)	27,100	806
Flowserve Corp.	9,500	1,133
Fluor Corp.	30,560	2,025
General Dynamics Corp.	64,561	4,581
General Electric Co.(b)	1,820,633	33,299
Goodrich Co.	21,445	1,889
Honeywell International, Inc.	133,281	7,085
Illinois Tool Works, Inc.	84,771	4,527
Ingersoll-Rand PLC	55,400	2,609
Iron Mountain, Inc.	32,200	805
ITT Industries, Inc.	31,392	1,636
Jacobs Engineering Group, Inc.(a)	22,300	1,023
L-3 Communications Holdings, Inc.	19,303	1,361
Leggett & Platt, Inc.	24,998	569
Lockheed Martin Corp.	50,452	3,527
Masco Corp.	64,323	814
Monster Worldwide, Inc.(a)	22,609	534
Norfolk Southern Corp.	62,055	3,898
Northrop Grumman Corp.	49,911	3,233
PACCAR, Inc.	62,274	3,576
Pall Corp.	19,709	977

See Notes to Financial Statements.

30

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Industrials – (continued)
Parker-Hannifin Corp.	27,603	$2,382
Pitney Bowes, Inc.	34,927	845
Precision Castparts Corp.	24,407	3,398
Quanta Services, Inc.(a)	36,800	733
R.R. Donnelley & Sons Co.	36,109	631
Raytheon Co.	62,282	2,886
Republic Services, Inc.	52,503	1,568
Robert Half International, Inc.	26,540	812
Rockwell Automation, Inc.	24,705	1,772
Rockwell Collins, Inc.	26,831	1,563
Roper Industries, Inc.	16,200	1,238
Ryder Systems, Inc.	7,921	417
Southwest Airlines Co.	127,686	1,657
Stericycle, Inc.(a)	14,800	1,198
Textron, Inc.	46,939	1,110
Thermo Fisher Scientific, Inc.(a)	67,924	3,760
Tyco International Ltd.	83,600	3,464
Union Pacific Corp.	84,268	7,808
United Parcel Service, Inc. Class B	168,946	12,262
United Technologies Corp.	157,778	12,420
W.W. Grainger, Inc.	9,969	1,377
Waste Management, Inc.	81,339	2,999

		221,143

Information Technology – 16.5%
Adobe Systems, Inc.(a)	86,957	2,677
Advanced Micro Devices, Inc.(a)	99,186	811
Agilent Technologies, Inc.(a)	59,168	2,451
Akamai Technologies, Inc.(a)	31,124	1,464
Altera Corp.	52,854	1,881
Analog Devices, Inc.	51,069	1,924
AOL, Inc.(a)(d)	1	–
Apple, Inc.(a)	156,784	50,572
Applied Materials, Inc.	228,307	3,208
Autodesk, Inc.(a)	38,876	1,485
Automatic Data Processing, Inc.	84,317	3,902
BMC Software, Inc.(a)	31,221	1,472
Broadcom Corp. Class A	77,859	3,391
CA, Inc.	67,099	1,640
Cisco Systems, Inc.(a)	947,119	19,160
Citrix Systems, Inc.(a)	32,067	2,194
Cognizant Technology Solutions Corp. Class A(a)	51,884	3,803
Computer Sciences Corp.	26,444	1,312
Compuware Corp.(a)	37,450	437
Corning, Inc.	267,076	5,160
Dell, Inc.(a)	286,950	3,888
Dun & Bradstreet Corp.	8,500	698
Electronic Arts, Inc.(a)	56,700	929
EMC Corp.(a)	352,084	8,063
F5 Networks, Inc.(a)	13,800	1,796
Fidelity National Information Services, Inc.	46,577	1,276
Fiserv, Inc.(a)	25,452	1,490
Google, Inc. Class A(a)	42,590	25,297
Harris Corp.	21,900	992
Hewlett-Packard Co.	387,516	16,314
Intel Corp.	953,156	20,045
International Business Machines Corp.	212,242	31,149
Intuit, Inc.(a)	47,763	2,355
Jabil Circuit, Inc.	31,651	636
Juniper Networks, Inc.(a)	89,393	3,300
KLA-Tencor Corp.	28,505	1,101
Lexmark International Group, Inc. Class A(a)	12,642	440
Linear Technology Corp.	39,863	1,379
LSI Corp.(a)	105,362	631
McAfee, Inc.(a)	26,300	1,218
MEMC Electronic Materials, Inc.(a)	36,378	410
Microchip Technology, Inc.	32,489	1,111
Micron Technology, Inc.(a)	146,362	1,174
Microsoft Corp.(b)	1,286,535	35,920
Molex, Inc.	23,305	530
Motorola, Inc.(a)	401,465	3,641
National Semiconductor Corp.	42,096	579
NetApp, Inc.(a)	61,757	3,394
Novell, Inc.(a)	60,120	356
Novellus Systems, Inc.(a)	15,230	492
NVIDIA Corp.(a)	99,256	1,529
Oracle Corp.	661,462	20,704
PerkinElmer, Inc.	21,118	545
QLogic Corp.(a)	17,922	305
QUALCOMM, Inc.	276,411	13,680
Red Hat, Inc.(a)	33,300	1,520
SAIC, Inc.(a)	50,200	796
Salesforce.com, Inc.(a)	20,200	2,666
SanDisk Corp.(a)	40,667	2,028
Symantec Corp.(a)	132,663	2,221
Tellabs, Inc.	63,030	427
Teradata Corp.(a)	28,920	1,190
Teradyne, Inc.(a)	28,149	395
Texas Instruments, Inc.	200,599	6,519
VeriSign, Inc.	29,421	961
Waters Corp.(a)	15,565	1,210
Western Digital Corp.(a)	39,300	1,332
Xerox Corp.	237,001	2,730
Xilinx, Inc.	45,602	1,322
Yahoo!, Inc.(a)	222,719	3,704

		345,332

Materials – 3.6%
Air Products & Chemicals, Inc.	36,609	3,330
Airgas, Inc.	14,300	893
AK Steel Holding Corp.	20,000	327
Alcoa, Inc.	174,549	2,686
Allegheny Technologies, Inc.	17,228	951
Ball Corp.	15,062	1,025
Bemis Co., Inc.	18,462	603
CF Industries Holdings, Inc.	12,150	1,642
Cliffs Natural Resources, Inc.	23,400	1,825
Dow Chemical Co.	198,328	6,771
E.I. Du Pont de Nemours & Co.	156,012	7,782
Eastman Chemical Co.	12,204	1,026
Ecolab, Inc.	39,666	2,000
FMC Corp.	12,600	1,007
Freeport-McMoRan Copper & Gold, Inc. Class B	80,452	9,661

See Notes to Financial Statements.

31

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Materials – (continued)
International Flavors & Fragrances, Inc.	13,031	$724
International Paper Co.	74,711	2,035
MeadWestvaco Corp.	30,320	793
Monsanto Co.	91,655	6,383
Newmont Mining Corp.	84,206	5,173
Nucor Corp.	53,954	2,364
Owens-Illinois, Inc.(a)	28,000	860
Plum Creek Timber Co., Inc.	27,611	1,034
PPG Industries, Inc.	27,871	2,343
Praxair, Inc.	52,311	4,994
Sealed Air Corp.	27,292	695
Sherwin-Williams Co.	15,296	1,281
Sigma-Aldrich Corp.	20,934	1,393
Titanium Metals Corp.(a)	16,600	285
United States Steel Corp.	24,578	1,436
Vulcan Materials Co.	22,561	1,001
Weyerhaeuser Co.	91,574	1,734

		76,057

Telecommunication Services – 2.9%
American Tower Corp. Class A(a)	68,200	3,522
AT&T, Inc.	1,009,850	29,669
CenturyTel, Inc.	51,773	2,390
Frontier Communications Corp.	169,844	1,653
JDS Uniphase Corp.(a)	38,023	550
MetroPCS Communications, Inc.(a)	44,800	566
Qwest Communications International, Inc.	297,790	2,266
Sprint Nextel Corp.(a)	510,465	2,159
Verizon Communications, Inc.	483,066	17,284
Windstream Corp.	82,613	1,153

		61,212

Utilities – 3.1%
AES Corp.(a)	115,195	1,403
Allegheny Energy, Inc.	28,359	687
Ameren Corp.	40,960	1,155
American Electric Power Co., Inc.	82,052	2,952
CenterPoint Energy, Inc.	72,311	1,137
CMS Energy Corp.	37,956	706
Consolidated Edison, Inc.	49,652	2,461
Constellation Energy Group, Inc.	34,214	1,048
Dominion Resources, Inc.	99,162	4,236
DTE Energy Co.	29,884	1,354
Duke Energy Corp.	226,320	4,031
Edison International	55,719	2,151
Entergy Corp.	30,898	2,188
Exelon Corp.	113,021	4,706
FirstEnergy Corp.	52,107	1,929
Integrys Energy Group, Inc.	13,216	641
NextEra Energy, Inc.	71,021	3,692
Nicor, Inc.	7,800	389
NiSource, Inc.	48,582	856
Northeast Utilities	30,100	960
NRG Energy, Inc.(a)	42,200	825
Oneok, Inc.	18,600	1,032
Pepco Holdings, Inc.	38,400	701
PG&E Corp.	67,026	3,207
Pinnacle West Capital Corp.	18,560	769
PPL Corp.	82,575	2,173
Progress Energy, Inc.	50,081	2,178
Public Service Enterprise Group, Inc.	86,424	2,749
SCANA Corp.	19,300	784
Sempra Energy	40,986	2,151
Southern Co.	143,343	5,480
TECO Energy, Inc.	34,951	622
Wisconsin Energy Corp.	20,100	1,183
Xcel Energy, Inc.	78,651	1,852

		64,388

TOTAL COMMON STOCKS (Cost $1,230,336)		1,953,128

	Par
	Amount
	(000)

U.S. GOVERNMENT SECURITIES – 0.2%
United States Treasury Bill(b)(e)(f) 0.08% due 01/20/11	$3,765	3,765
United States Treasury Bill(b)(e)(f) 0.11% due 03/10/11	350	350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,115)		4,115

	Shares
	(000)

MONEY MARKET FUNDS – 1.6%
AIM Short Term Investment Prime Portfolio	33,049	33,049
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $33,625)		33,625

TOTAL INVESTMENTS(g)† – 94.9% (Identified cost $1,268,076)		1,990,868
Other Assets in Excess of Liabilities – 5.1%		107,269

NET ASSETS – 100.0%		$2,098,137

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

See Notes to Financial Statements.

32

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
December 31, 2010

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

		Notional	Unrealized
	Number of	Value	Appreciation
	Contracts	(000)	(000)

Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2011	637	$39,366	$542

Total unrealized appreciation on open futures contracts purchased			$542

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased				for the twelve
		for the twelve	Shares sold for		Value at	months ended	Realized loss
Security	Number of shares	months ended	the twelve months	Number of shares	12/31/2010	12/31/2010	on shares sold
Description	held at 12/31/09	12/31/2010	ended 12/31/2010	held at 12/31/2010	(000)	(000)	(000)

State Street Corp.	90,925	6,300	11,400	85,825	$3,977	$4	$(225)

See Notes to Financial Statements.

33

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
December 31, 2010
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,265,072)	$1,986,891
Investments in non-controlled affiliates at market value (identified cost $3,004) (Note 4)	3,977

Total investments at market value (identified cost $1,268,076)	1,990,868
Cash	2
Receivable for Investment securities sold	104,961
Dividends and interest receivable	2,433

Total assets	2,098,264
Liabilities
Daily variation margin on futures contracts	47
Management fees (Note 4)	80

Total liabilities	127

Net Assets	$2,098,137

See Notes to Financial Statements.

34

State Street Equity 500 Index Portfolio

Statement of Operations
Year Ended December 31, 2010
(Amounts in thousands)

Investment Income
Interest	$67
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $2)	38,450
Dividend income — non-controlled affiliated issuer	4

Total investment income	38,521

Expenses
Management fees (Note 4)	853

Total expenses	853

Net Investment Income	$37,668

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	$20,628
Investments — non-controlled affiliated issuer	(225)
Futures contracts	5,708

26,111
Net change in net unrealized appreciation (depreciation) on:
Investments	214,090
Futures contracts	(5)

214,085

Net realized and unrealized gain	240,196

Net Increase in Net Assets Resulting from Operations	$277,864

See Notes to Financial Statements.

35

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets
(Amounts in thousands)

	For The Year Ended	For The Year Ended
	December 31, 2010	December 31, 2009

Increase (Decrease) in Net Assets From Operations:
Net investment income	$37,668	$38,199
Net realized gain (loss) on investments and futures contracts	26,111	(88,220)
Net change in net unrealized appreciation on investments and futures contracts	214,085	473,395

Net increase in net assets from operations	277,864	423,374

Capital Transactions:
Contributions	241,838	267,641
Withdrawals	(314,951)	(319,837)

Net decrease in net assets from capital transactions	(73,113)	(52,196)

Net Increase in Net Assets	204,751	371,178
Net Assets
Beginning of year	1,893,386	1,522,208

End of year	$2,098,137	$1,893,386

See Notes to Financial Statements.

36

State Street Equity 500 Index Portfolio
Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$2,098,137	$1,893,386	$1,522,208	$2,422,377	$2,766,696
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.99%	2.28%	2.30%	1.96%	1.94%
Portfolio turnover rate(a)	12%	19%	14%	12%	10%
Total return(b)	15.08%	26.50%	(37.02)%	5.49%	15.75%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

37

State Street Equity 500 Index Portfolio
Notes to Financial Statements
December 31, 2010

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2010, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In

38

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
December 31, 2010

accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

ASSETS:
INVESTMENTS:
Common Stocks	$1,953,128	$–	$–	$1,953,128
U.S. Government Securities	–	4,115	–	4,115
Money Market Funds	33,625	–	–	33,625
OTHER ASSETS:
Futures contracts	542	–	–	542

TOTAL ASSETS	$1,987,295	$4,115	$–	$1,991,410

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the year ended December 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and

39

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
December 31, 2010

accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes:  The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2010, the book cost of investments was $1,268,075,887 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $791,849,304 and $69,056,837 respectively, resulting in net appreciation of $722,792,467 for all securities as computed on a federal income tax basis.

Futures:  The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an

40

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
December 31, 2010

underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2010:

Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk*	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$542	$–	$–	$542

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2010, were as follows:

Realized Gain (Loss)(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$5,708	$–	$–	$5,708

Change in Appreciation (Depreciation)(2) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$(5)	$–	$–	$(5)

(1)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the year ended December 31, 2010, was $51,379,065.

Use of estimates:  The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

41

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
December 31, 2010

3.	Securities Transactions

For the year ended December 31, 2010, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $217,471,983 and $339,764,058 respectively.

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2010 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

42

State Street Equity 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, a portfolio of State Street Master Funds, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

43

State Street Equity 500 Index Portfolio
General Information
December 31, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials

44

State Street Equity 500 Index Portfolio
General Information (continued)
December 31, 2010 (Unaudited)

provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objective of the Portfolio and the available data, the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance of the Portfolio was acceptable.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the Portfolio and, indirectly, by the feeder fund. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with that of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services

45

State Street Equity 500 Index Portfolio
General Information (continued)
December 31, 2010 (Unaudited)

satisfactorily accounted for differences in the fees. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee level reflects such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

46

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation During	Overseen by
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002-2007

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

47

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by
(‘‘DOB”)	Trust	Time Served	Past Five Years	Trustee*	Other Directorships Held by Trustee

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust;Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

48

Number of
Funds in Fund
	Position(s)	Term of Office		Complex
Name, Address,	Held with	and Length of	Principal Occupation During	Overseen by
and Date of Birth (“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Other Directorships Held by Trustee

Officers: (continued)
David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

49

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT
BOND FUND

ANNUAL REPORT

December 31, 2010

State Street Institutional Short-Term Tax Exempt Bond Fund

Growth of a $10,000 Investment (a)

Investment Performance (a)
For the Fiscal Year Ended December 31, 2010

		Total Return
	Total Return	Average Annualized Since
	For The Year Ended	Commencement of Operations
	December 31, 2010	(February 7, 2007)
State Street Institutional Short-Term Tax Exempt Bond Fund	1.36%	2.80%

Barclays Capital 1-Year Municipal Bond Index(b)	1.17%	3.40%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b)	Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

2

State Street Institutional Short-Term Tax Exempt Bond Fund (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Short-Term Tax Exempt Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.

The table below illustrates your Fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period*
Based on Actual Fund Return	$1,000.00	$1,005.10	$1.31

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

*	The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund’s annualized average weighted expense ratio as of December 31, 2010 was 0.26%, which includes the Fund’s proportionate share of the expenses of the State Street Short -Term Tax Exempt Bond Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

3

State Street Institutional Short-Term Tax Exempt Bond Fund

Statement of Assets and Liabilities
December 31, 2010

Assets
Investments in corresponding Portfolio, at market value (identified cost $88,463,197) (Note 1)	$89,046,784
Receivable from adviser (Note 3)	10,232
Prepaid expenses	1,750

Total assets	89,058,766
Liabilities
Administration and custody fees (Note 3)	4,199
Registration and filing fees	1,000
Transfer agent fees	697
Professional fees	18,317
Accrued expenses and other liabilities	7,772

Total liabilities	31,985

Net Assets	$89,026,781

Net assets consist of:
Paid-in capital	$88,439,735
Undistributed net investment income	60
Accumulated net realized gain	3,399
Net unrealized appreciation on investments	583,587

Net Assets	$89,026,781

Shares of beneficial interest outstanding	8,859,516
Offering, net asset value, and redemption price per share	$10.05

See Notes to Financial Statements.

4

State Street Institutional Short-Term Tax Exempt Bond Fund

Statement of Operations
Year Ended December 31, 2010

Income and Expenses allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$1,702,746
Expense allocated from Portfolio (Note 3)	(142,638)

1,560,108

Expenses
Transfer agent fees (Note 3)	4,801
Administration and custody fees (Note 3)	37,298
Professional fees	22,737
Insurance fees	10,220
Registration and filing fees	1,000
Printing fees	19,169
Other expenses	2,367

Total expenses	97,592
Less: Fee waivers by Investment Adviser (Note 3)	(23,307)

Total net expenses	74,285

Net Investment Income	$1,485,823

Realized and Unrealized Gain (Loss)
Net realized gain allocated from Portfolio on investments	$190,858
Change in net unrealized depreciation allocated from Portfolio on investments	(491,848)

Net Increase in Net Assets Resulting from Operations	$1,184,833

See Notes to Financial Statements.

5

State Street Institutional Short-Term Tax Exempt Bond Fund

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

Increase in Net Assets Resulting from:
Operations:
Net investment income	$1,485,823	$1,831,683
Net realized gain on investments	190,858	522,710
Change in net unrealized appreciation (depreciation) on investments	(491,848)	472,419

Net increase in net assets resulting from operations	1,184,833	2,826,812

Distributions to Shareholders from:
Net investment income	(1,489,201)	(1,831,683)
Net realized gain on investments	(287,504)	(422,665)

Total distributions	(1,776,705)	(2,254,348)

Net Increase (Decrease) from Capital Share Transactions:
Shares sold	14,052,532	2,150,000
Reinvestment of distributions	1,776,705	2,254,345
Shares redeemed	(6,581,295)	(25,913,223)

Net increase (decrease) from capital share transactions	9,247,942	(21,508,878)

Net Increase (Decrease) in Net Assets	8,656,070	(20,936,414)
Net Assets
Beginning of year	80,370,711	101,307,125

End of year	$89,026,781	$80,370,711

Undistributed net investment income	$60	$3,438

Changes in Shares:
Shares sold	1,390,509	211,857
Reinvestment of distributions	175,963	222,215
Shares redeemed	(650,382)	(2,557,500)

Net increase (decrease) in shares	916,090	(2,123,428)

See Notes to Financial Statements.

6

State Street Institutional Short-Term Tax Exempt Bond Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Year Ended	Year Ended	Year Ended	Period Ended
	12/31/10	12/31/09	12/31/08	12/31/07(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.12	$10.06	$10.01	$10.00

Investment Operations:
Net investment income*	0.17	0.22	0.23	0.31
Net realized and unrealized gain (loss) on investments	(0.03)	0.11	0.06	0.01

Total from investment operations	0.14	0.33	0.29	0.32

Less Distributions From:
Net investment income	(0.18)	(0.22)	(0.24)	(0.31)
Capital gains	(0.03)	(0.05)	–	–

Total distributions	(0.21)	(0.27)	(0.24)	(0.31)

Net Asset Value, End of Period	$10.05	$10.12	$10.06	$10.01

Total Return(c)	1.36%	3.32%	2.93%	3.29	% ***
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$89,027	$80,371	$101,307	$40,438
Ratios to average net assets(b):
Gross operating expenses	0.28%	0.21%	0.33%	0.46	% **
Net operating expenses	0.25%	0.20%	0.20%	0.18	% **
Net investment income	1.71%	2.14%	2.34%	3.51	% **
Expense waiver(d)	0.03%	0.01%	0.13%	0.02	% **
Portfolio turnover rate(e)	17%	50%	89%	31	% ***

(a)	The Fund commenced operations on February 7, 2007.

(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(e)	Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Annualized.

***	Not annualized.

See Notes to Financial Statements.

7

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements
December 31, 2010

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of December 31, 2010, the following series of the Trust had commenced operations: the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund.

The Fund invests all of its investable assets in interests of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.99% at December 31, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of December 31, 2010, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

8

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements (continued)
December 31, 2010

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

For the year ended December 31, 2010, there were no permanent differences identified and reclassified among the components of net assets.

The tax character of distributions paid to shareholders during the year ended December 31, 2010 and December 31, 2009 was as follows:

	2010	2009

Tax exempt income	$1,489,201	$1,831,683
Ordinary income	—	209,564
Long term gain	287,504	213,101

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$60

Undistributed capital gains	3,399

Unrealized appreciation	583,587

Total	$587,046

Federal income taxes – The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

At December 31, 2010, the cost of investments computed on a federal income tax basis was $88,463,197 resulting in $583,587 of unrealized appreciation.

The Fund has reviewed the tax positions for open years as of December 31, 2010 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010,

9

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements (continued)
December 31, 2010

tax years since inception through 2010 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates – The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Related Party Fees

The Portfolio retains SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Adviser voluntarily agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio’s average daily net assets for the period January 1, 2010 through April 13, 2010. For the year ended December 31, 2010, the Adviser reimbursed the Portfolio $21,664 under this agreement. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (exclusive of interest, taxes, extraordinary expenses) on an annual basis at 0.25% of the Fund’s average daily net assets through April 30, 2011. For the year ended December 31, 2010, SSgA FM reimbursed the Fund $23,307 under these agreements.

State Street serves as the Fund’s administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,600 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC (“SSGM”), an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. There are currently no eligible financial intermediaries receiving payments under the Rule 12b-1 Plan, therefore, the Fund has not accrued any 12b-1 expenses during the year ended December 31, 2010.

Boston Financial Data Services (“BFDS”), a joint venture of DST systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200.

10

State Street Institutional Short-Term Tax Exempt Bond Fund
Notes to Financial Statements (continued)
December 31, 2010

4.	Investment Sub-Adviser

Effective April 1, 2010, Nuveen Asset Management (“Nuveen”) serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio’s investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of the management fee, net of waivers, paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

11

State Street Institutional Short-Term Tax Exempt Bond Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Institutional Investment Trust and
Shareholders of State Street Institutional Short-Term Tax Exempt Bond Fund:

We have audited the accompanying statement of assets and liabilities of State Street Institutional Short-Term Tax Exempt Bond Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Short-Term Tax Exempt Bond Fund, a fund of State Street Institutional Investment Trust, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

12

State Street Institutional Short-Term Tax Exempt Bond Fund
Proxy Results
December 31, 2010 (Unaudited)

A special meeting of shareholders of the State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”), a series of the State Street Institutional Investment Trust, was held on March 26, 2010 at 11:00 a.m. (after being adjourned from the initial date of March 1, 2010) at State Street Bank and Trust Company (“State Street”), State Street Corporate Center, One Lincoln Street, Boston, Massachusetts, pursuant to notice duly given to shareholders of the Fund contained in the definitive proxy statement filed with the Securities and Exchange Commission on February 9, 2010 (the “Meeting”).

At the Meeting, the Shareholders of the Fund were asked to provide voting instructions to approve an investment sub-advisory agreement between SSgA Funds Management, Inc. (the “Adviser”) and Nuveen Asset Management (“NAM”), pursuant to which NAM will serve as sub-adviser to State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), a series of the Master Trust. The results of the shareholder vote were as follows:

7,943,425.978 votes or 100% in favor of retaining NAM;
0 votes or 0% against retaining NAM; and
0 votes or 0% abstained.

At the Meeting, the Shareholders of the Fund were also asked to provide voting instructions to approve an amendment to the investment advisory agreement between the Adviser and the Portfolio (the “Agreement”). The results of the shareholder vote were as follows:

7,943,425.978 votes or 100% in favor of amending the Agreement;
0 votes or 0% against amending the Agreement; and
0 votes or 0% abstained.

13

State Street Institutional Short-Term Tax Exempt Bond Fund
General Information
December 31, 2010 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the Fund’s distributions for its fiscal year ended December 31, 2010.

For the State Street Institutional Short-Term Tax Exempt Bond Fund for the year ended December 31, 2010, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

For the State Street Institutional Short-Term Tax Exempt Bond Fund for the year ended December 31, 2010, $287,504 is hereby designated as capital gain dividends, or, if subsequently determined to be different, the net capital gain for such year.

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) for the Short-Term Tax Exempt Bond Fund (the “Fund”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder short-term bond fund in a master-feeder structure. The Trustees reviewed the background and

14

State Street Institutional Short-Term Tax Exempt Bond Fund
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund’s investments, in monitoring and securing the Fund’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolio and indirectly to the Fund were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objectives of the Fund and the available data, the investment performance was acceptable. The Trustees determined that a performance evaluation would not be useful in as much as the master portfolio had been managed by a sub-adviser for less than one year.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the Fund.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Fund’s advisory fee and total expense ratio were all lower than the average for the Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. (The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as it invests substantially all of its assets in the master portfolio or in another investment company.) The Trustees also considered that to help limit expenses of the master portfolio and the Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Fund.

15

State Street Institutional Short-Term Tax Exempt Bond Fund
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the master portfolio and, indirectly, by the Fund. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the master portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the master portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with that of the master portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator and custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as the principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund’s fee level reflects such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

16

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002 – 2007

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

17

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

18

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Officers: (continued)
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Master Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

19

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent
Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

Distributor
State Street Global Markets LLC
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Short-Term Tax Exempt Bond Fund
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

STATE STREET SHORT-TERM TAX EXEMPT
BOND PORTFOLIO

ANNUAL REPORT

December 31, 2010

State Street Institutional Short-Term Tax Exempt Bond Portfolio

The State Street Short-Term Tax Exempt Bond Portfolio (the “Fund”) seeks to provide federally tax-exempt current income and liquidity. The Fund is benchmarked to the Barclays Capital 1 Year Municipal Bond Index (the “Index”).

For the 12-month period ended December 31, 2010 (the “Reporting Period”), the total return for the Fund was 1.46%, and the total return for the Index was 1.17%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The municipal market rallied nicely through much of the year as rates for 1, 2 and 3-year maturities fell by 3, 23, and 37 basis points respectively between January 1st 2010 and August 31st 2010. During the last four months of the year, municipal rates for these same maturities had backed up by 12, 27 and 47 basis points, respectively. Uncertainty regarding the tax code, year-end gains taking, the expiration of the Build America Bond Program and negative press surrounding municipal credit contributed to investors pulling away from the municipal market and leading to mutual fund redemptions.

The Fund outperformed its corresponding Index for both the quarter and the year by 0.11% and 0.29%, respectively. Generally, the Fund was well positioned from a duration and maturity standpoint throughout the year. For much of the year, the Fund was slightly long its benchmark with the exception of the last quarter when the Fund was slightly short. This proved beneficial as the municipal market experienced a sharp selloff beginning in mid-November. The Fund also benefitted from security selection with certain holdings contributing to positive performance. At year end, the Fund and Index had very comparable yields (1.01% – Fund vs. 1.02% – Index). Overall credit quality is similar as well (both Aa2), however, the mix is different with the Fund overweight A-rated bonds and under weighted BBB-rated bonds.

Some of the Fund’s best performers during the quarter were Fontana Unified School District (0% due 12/01/12) and Oakland County Michigan Economic Development Corp., a weekly reset note providing an outsized coupon and very short duration given its variable coupon added over 60 basis point of total return. Also helping performance were short maturity lower quality issues which threw off above Index income without the duration which was beneficial in a rising rate environment. Examples include California Statewide Communities Development Authority (4% due 12/01/11 rated A-) and City of Philadelphia Water & Wastewater (5% due 08/01/12 rated A1/A/A+). Detracting from performance were longer maturity “put” structures like Connecticut State Health & Educational Facility Authority for Yale University with a mandatory put in 2013. Another detractor was the Bi-State Development Agency of the Missouri-Illinois Metropolitan District which came new issue in mid-October shortly before the market weakened in November.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

22

State Street Short-Term Tax Exempt Bond Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)
For the Fiscal Year Ended December 31, 2010

		Total Return
	Total Return	Average Annualized Since
	For The Year Ended	Commencement of Operations
	December 31, 2010	(February 7, 2007)
State Street Short-Term Tax Exempt Bond Portfolio	1.46%	3.22%

Barclays Capital 1-Year Municipal Bond Index(b)	1.17%	3.40%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b)	Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

23

State Street Institutional Short-Term Tax Exempt Bond Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period*
Based on Actual Portfolio Return	$1,000.00	$1,005.40	$0.96

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of December 31, 2010 was 0.19%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

24

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2010

General Obligations	27.8%

Appropriation	19.7

Other Revenue	11.7

Hospital	7.2

Water & Sewer	7.0

Higher Education	6.8

Other Utility	5.1

Pre Refunded/Escrow to Maturity	4.2

Public Power	3.8

Student Loan	2.4

Other Education	2.3

Resource Recovery	1.2

Airport	0.6

Cash/Money Market Fund	0.2

Total	100.0%

Maturity Ladder*	December 31, 2010

Less than 6 months	18.5%

6 months – 1 year	16.3

1-2 years	40.5

2+ years	23.6

Total	98.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

25

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS – 98.7%
Alaska – 3.0%
Juneau City & Boro GO Unlimited, School, Series A	4.000%	06/01/2011	06/01/2011	$2,660,000	$2,694,261

California – 7.7%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 – A	4.000%	04/01/2012	04/01/2012	1,260,000	1,289,245
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	12/01/2011	1,000,000	1,014,500
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes(a)	0.580%	12/01/2012	12/01/2012	2,500,000	2,472,550
Irvine Unified School District Special Tax Community Facilities District No. 86-1	5.000%	09/01/2012	09/01/2012	1,460,000	1,544,461
San Bernardino County Transportation Authority Revenue Bonds, Notes – Series A	4.000%	05/01/2012	05/01/2012	500,000	519,515

					6,840,271

Colorado – 1.3%
Regional Transportation District, COP, Series A, INS:NPFGC	5.000%	06/01/2011	06/01/2011	1,165,000	1,183,943

Connecticut – 4.0%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3(b)	4.000%	02/07/2013	07/01/2049	2,500,000	2,655,175
Town of Hamden, GO Unlimited, Unrefunded Bal-2005, INS: NPFGC	4.500%	08/15/2012	08/15/2012	830,000	865,673

					3,520,848

Delaware – 1.2%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	06/01/2012	1,000,000	1,050,490

Florida – 6.2%
County of Marion Public Improvement, Revenue Bonds, Series 2010	3.000%	12/01/2011	12/01/2011	870,000	886,356
County of Marion Public Improvement, Revenue Bonds, Series 2010	3.000%	12/01/2012	12/01/2012	575,000	592,785
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	07/01/2012	2,000,000	2,129,600
Palm Beach County School District, COP, INS: NPFGC	5.000%	08/01/2011	08/01/2011	1,880,000	1,921,153

					5,529,894

Georgia – 2.9%
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	01/01/2013	1,025,000	1,101,957
Georgia Municipal Gas Authority Revenue Bonds, Gas Portfolio III Project, Series I	2.000%	05/17/2011	05/17/2011	1,500,000	1,507,890

					2,609,847

Illinois – 2.9%
Chicago Park District, Personal Property Replacement, Series D, GO Unlimited	5.000%	01/01/2011	01/01/2011	1,000,000	1,000,000
City of Chicago GO Unlimited, Series B, INS:AMBAC	5.000%	01/01/2011	01/01/2011	1,620,000	1,620,000

					2,620,000

See Notes to Financial Statements.

26

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Indiana – 2.0%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	02/01/2013	$1,600,000	$1,732,304

Iowa – 2.3%
Waterloo Community School District School Revenue Bonds, Antic Notes	3.750%	05/01/2012	05/01/2012	2,000,000	2,017,620

Kansas – 1.2%
Johnson County Unified School District No. 229 Blue Valley, GO Unlimited, Series A, INS: AGM	5.000%	10/01/2012	10/01/2012	1,000,000	1,073,460

Louisiana – 2.3%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	03/01/2012	2,000,000	2,034,600

Massachusetts – 1.2%
Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	01/01/2013	1,000,000	1,088,810

Michigan – 3.8%
Central Michigan University, Revenue Bonds	5.000%	10/01/2012	10/01/2012	1,315,000	1,387,614
Oakland County Economic Development Corp. Revenue Bonds, Pontiac Vision Schools Project, LOC: Allied Irish Bank PLC(b)	4.300%	01/06/2011	08/01/2020	2,000,000	2,000,000

					3,387,614

Missouri – 5.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Metrolink Cross County, Series B	4.000%	10/15/2013	10/15/2013	2,000,000	2,089,820
Missouri Public Utilities Commission Revenue Bonds, Interim Construction Notes	2.000%	08/01/2011	08/01/2011	3,000,000	3,022,230

					5,112,050

Montana – 0.7%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	07/15/2011	605,000	610,457

Nebraska – 1.9%
City of Omaha Revenue Bonds, Refunding Series A	2.000%	12/01/2012	12/01/2012	1,095,000	1,118,958

Omaha Airport Authority Revenue Bonds, Refunding Facilities Series 1, GO Authority	2.000%	01/01/2013	01/01/2013	545,000	553,219

					1,672,177

Nevada – 1.2%
Clark County, Bond Bank, GO Limited, INS: FGIC(c)	5.000%	06/01/2011	06/01/2031	1,000,000	1,018,820

New Jersey – 4.6%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	05/01/2012	1,860,000	1,953,669
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	12/01/2011	2,065,000	2,118,236

					4,071,905

See Notes to Financial Statements.

27

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
New York – 6.3%
City of New York GO Unlimited, Subseries B-1	4.000%	09/01/2011	09/01/2011	$2,000,000	$2,046,540
New York City Transitional Finance Authority Aid Revenue Bonds, Series S-2	5.000%	01/15/2011	01/15/2011	1,500,000	1,501,890
New York State Dormitory Authority Revenue Bonds, Series B(b)	5.250%	05/15/2012	11/15/2023	2,000,000	2,097,860

					5,646,290

North Carolina – 2.6%
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series D	5.375%	01/01/2011	01/01/2011	2,000,000	2,000,000
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	01/01/2013	325,000	329,969

					2,329,969

Ohio – 2.5%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	01/01/2012	1,000,000	1,029,150
Ohio State Water Development Authority Revenue Bonds, Loan Fund Water Quality	5.000%	06/01/2012	06/01/2012	1,155,000	1,224,000

					2,253,150

Oklahoma – 4.6%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	06/01/2012	2,000,000	2,058,240
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	03/01/2013	1,000,000	1,039,170
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	09/01/2012	1,000,000	1,026,080

					4,123,490

Pennsylvania – 8.1%
Allegheny County, HDA Revenue Bonds, University of Pittsburgh Medical Center, Series B	5.000%	06/15/2011	06/15/2011	1,000,000	1,019,950
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	08/01/2012	1,980,000	2,102,899
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	06/15/2012	2,000,000	2,108,200
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	06/15/2012	1,860,000	1,972,790

					7,203,839

South Carolina – 2.3%
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	10/01/2011	2,000,000	2,061,440

See Notes to Financial Statements.

28

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value

TAX-EXEMPT OBLIGATIONS (continued)
Texas – 9.6%
County of Harris Revenue Bonds, Tax and Subordinate Lien, Series B, INS: AGM(b)	5.000%	08/15/2012	08/15/2032	$2,525,000	$2,691,044
County of Williamson, GO Unlimited, INS: FSA(c)	5.300%	02/15/2012	02/15/2024	2,500,000	2,634,500
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	08/15/2012	1,000,000	1,093,260
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	06/01/2012	2,000,000	2,110,780

					8,529,584

Utah – 1.5%
Utah Associated Municipal Power Systems Revenue Bonds, Payson Power Project, Series A, INS: AGM	5.000%	04/01/2012	04/01/2012	1,250,000	1,313,463

Virginia – 1.9%
Commonwealth of Virginia, Series B, GO Unlimited	5.000%	06/01/2011	06/01/2011	1,655,000	1,686,428

Washington – 0.9%
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	11/01/2011	795,000	822,165

Wisconsin – 2.3%
State of Wisconsin GO Unlimited, Series C	4.000%	05/01/2011	05/01/2011	2,000,000	2,023,280

TOTAL TAX-EXEMPT OBLIGATIONS (Cost: $87,278,877)					87,862,469

MONEY MARKET FUND – 0.2%				Shares
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)(d)(e)				237,270	237,270

TOTAL MONEY MARKET FUND (Cost: $237,270)					237,270

TOTAL INVESTMENTS(f)† – 98.9% (Cost $87,516,147)					88,099,739
Other Assets in Excess of Liabilities – 1.1%					948,137

NET ASSETS – 100.0%					$89,047,876

(a)	Zero-coupon bond – Interest rate represents current yield maturity.

(b)	Floating Rate Note – Interest rate shown is rate in effect at December 31, 2010.

(c)	Next Rate Reset Date shown is pre-refunded date.

(d)	Affiliated issuer. See table that follows for more information.

(e)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(f)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

29

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
December 31, 2010

Acronym	Name

AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
HDA	Hospital Development Authority
INS	Insured
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corporation
PLC	Public Limited Company
PSF	Permanent School Fund

Affiliate Table

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at December 31, 2010 is listed in the Portfolio of Investments.

Shares
	Number of	purchased	Shares sold			Income earned	Realized
	Shares	for the	for the	Number of		for the	gain
	held	twelve months	twelve months	shares	Value at	twelve months	on shares
Security Description	at 12/31/09	ended 12/31/10	ended 12/31/10	held at 12/31/10	12/31/10	ended 12/31/10	sold

State Street Institutional Tax Free Money Market Fund, Institutional Shares	470,577	26,133,785	26,367,092	237,270	$237,270	$1,076	$–

See Notes to Financial Statements.

30

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Assets and Liabilities
December 31, 2010

Assets
Investments in unaffiliated issuers at market value (identified cost $87,278,877)	$87,862,469
Investments in non-controlled affiliates at market value (identified cost $237,270) (Note 4)	237,270

Total investments at market value (identified cost $87,516,147)	88,099,739
Interest receivable	983,145
Prepaid expenses	1,750

Total assets	89,084,634
Liabilities
Management fee (Note 4)	7,560
Administration and custody fees (Note 4)	1,010
Professional fees	27,780
Accrued expenses and other liabilities	408

Total liabilities	36,758

Net Assets	$89,047,876

See Notes to Financial Statements.

31

State Street Short-Term Tax Exempt Bond Portfolio

Statement of Operations
Year Ended December 31, 2010

Investment Income
Interest	$1,701,692
Dividend income – non-controlled affiliated issuer	1,076

Total investment income	1,702,768

Expenses
Management fees (Note 4)	86,859
Professional fees	40,845
Administration and custody fees (Note 4)	13,555
Trustee’s fees (Note 6)	11,680
Insurance fees	10,221
Printing fees	662
Other expenses	484

Total expenses	164,306

Less: Fee waivers by Investment Adviser (Note 4)	(21,664)

Total net expenses	142,642

Net Investment Income	$1,560,126

Realized and Unrealized Gain (Loss)
Net realized gain on investments	$190,861
Net change in net unrealized depreciation on investments	(491,854)

Net Increase in Net Assets Resulting from Operations	$1,259,133

See Notes to Financial Statements.

32

State Street Short-Term Tax Exempt Bond Portfolio

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,560,126	$1,922,137
Net realized gain on investments	190,861	522,717
Net change in net unrealized appreciation (depreciation) on investments	(491,854)	472,423

Net increase in net assets from operations	1,259,133	2,917,277

Capital Transactions:
Contributions	14,063,935	2,164,305
Withdrawals	(6,676,693)	(26,009,977)

Net increase (decrease) in net assets from capital transactions	7,387,242	(23,845,672)

Net Increase (Decrease) in Net Assets	8,646,375	(20,928,395)
Net Assets
Beginning of year	80,401,501	101,329,896

End of year	$89,047,876	$80,401,501

See Notes to Financial Statements.

33

State Street Short-Term Tax Exempt Bond Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	12/31/10	12/31/09	12/31/08	12/31/07(c)

Supplemental Data and Ratios:
Net assets, end of period (000s)	$89,048	$80,402	$101,330	$40,467
Ratios to average net assets:
Gross operating expenses	0.19%	0.21%	0.23%	0.35	%*
Net operating expenses	0.16%	0.10%	0.10%	0.10	%*
Net investment income	1.80%	2.25%	2.44%	3.58	%*
Expense waiver(a)	0.03%	0.11%	0.13%	0.25	%*
Portfolio turnover rate	17%	50%	89%	31	%**
Total return(b)	1.46%	3.36%	3.04%	3.33	%**

(a)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(b)	Results represent past performance and are not indicative of future results.

(c)	The Portfolio commenced operations on February 7, 2007.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

34

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements
December 31, 2010

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). The Portfolio commenced operations on February 7, 2007. At December 31, 2010, the following Portfolios were in operation: the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Short-Term Tax Exempt Bond Portfolio’s investment objective is to seek to provide federally tax-exempt current income and liquidity. The Portfolio invests at least 80% of its assets in a diversified portfolio of investment grade municipal debt securities and maintains a dollar-weighted average portfolio duration of two years or less. The Portfolio is not a money market fund, and it is expected that the Portfolio will be managed in such a way that a feeder fund’s net asset value per share will fluctuate. There is no assurance that the Portfolio will achieve its investment objective, and you could lose money by investing in the Portfolio.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

35

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
December 31, 2010

advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2010, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

TAX-EXEMPT OBLIGATIONS	$–	$87,862,469	$–	$87,862,469

MONEY MARKET FUND	237,270	–	–	237,270

TOTAL INVESTMENTS	$237,270	$87,862,469	$–	$88,099,739

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the year ended December 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

36

State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
December 31, 2010

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years since inception through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2010, the book cost of investments was $87,516,147 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $636,883 and $53,291, respectively, resulting in net appreciation of $583,592 for all securities as computed on a federal income tax basis.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3.	Securities Transactions

For the year ended December 31, 2010, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $36,651,283 and $14,245,343, respectively.

4.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets. The Adviser voluntarily agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio’s average daily net assets for the period January 1, 2010 through April 13, 2010. For the year ended December 31, 2010, the Adviser reimbursed the Portfolio $21,664 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the

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State Street Short-Term Tax Exempt Bond Portfolio
Notes to Financial Statements (continued)
December 31, 2010

following annual percentages of the Trust’s average aggregate daily net assets, during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets

First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

5.	Investment Sub-Adviser

Effective April 1, 2010, Nuveen Asset Management (“Nuveen”) serves as the investment sub-adviser to the Portfolio and is responsible for the day-to-day management of the Portfolio’s investments, subject to supervision by the Adviser and the Board of Trustees. For its services, the Adviser pays Nuveen 50% of the management, net of waivers, fee paid by the Portfolio to the Adviser. The Portfolio is not responsible for the fees paid to Nuveen.

6.	Trustees’ Fees

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

7.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

38

State Street Short-Term Tax Exempt Bond Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Short-Term Tax Exempt Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Short-Term Tax Exempt Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Short-Term Tax Exempt Bond Portfolio, a portfolio of State Street Master Funds at December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

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State Street Institutional Short-Term Tax Exempt Bond Portfolio
Proxy Results
December 31, 2010 (Unaudited)

A meeting of the shareholders of State Street Institutional Short-Term Tax Exempt Bond Fund (the “Fund”), a series of the State Street Institutional Investment Trust was held at the offices of SSgA Funds Management, Inc., One Lincoln Street, 30th Floor, Boston, Massachusetts, on March 26, 2010 at 11:00 a.m. (after being adjourned from the initial date of March 1, 2010).

SSgA Funds Management, Inc. (“SSgA FM”) serves as investment adviser to both the Fund and the Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). SSgA FM proposed that Nuveen Asset Management (“Nuveen”) be appointed to serve as sub-adviser to the Portfolio, providing day-to-day investment management services. At the Meeting, shareholders of the Fund were asked to:

-	Provide voting instructions relating to the approval of a proposed Investment Sub-Advisory Agreement between SSgA Funds Management, Inc. and Nuveen Asset Management relating to the Portfolio.

The results of the shareholder vote were as follows:

7,943,425.978 votes or 100% in favor;

0 votes or 0% against; and

0 votes or 0% abstained

-	Provide voting instructions relating to the approval of a proposed amendment to the Investment Advisory Agreement dated March 1, 2001 between SSgA Funds Management, Inc. and State Street Master Funds, on behalf of the Portfolio.

The results of the shareholder vote were as follows:

7,943,425.978 votes or 100% in favor;

0 votes or 0% against; and

0 votes or 0% abstained

-	Consider and act upon such other matters as may properly come before the Meeting or any adjournments thereof.

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State Street Short-Term Tax Exempt Bond Portfolio
General Information
December 31, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) for the Short-Term Tax Exempt Bond Portfolio (the “Portfolio”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a short-term bond fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of

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State Street Short-Term Tax Exempt Bond Portfolio
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objectives of the Portfolio and the available data, the investment performance was acceptable. The Trustees determined that a performance evaluation would not be useful in as much as the master portfolio had been managed by a sub-adviser for less than one year.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years.

Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the Portfolio and, indirectly, by the feeder fund. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with that of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Board determined that the Adviser’s fee was fair and reasonable.

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State Street Short-Term Tax Exempt Bond Portfolio
General Information (continued)
December 31, 2010 (Unaudited)

Advisory Agreement Renewal (continued)

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee level reflects such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

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Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(‘‘DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993 – 2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002 – 2007

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

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Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Interested Trustees(1)
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust;Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

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Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Officers: (continued)
David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—
Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

46

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Short-Term Tax Exempt Bond Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

Item 2. Code of Ethics.
As of the end of the period, December 31, 2010, State Street Institutional Investment Trust (the “Trust” or “Registrant“) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has made amendments to its Code of Ethics during the covered period. On November 19, 2010, the Code of Ethics was amended to include (i) a prohibition against the use of material non-public knowledge of portfolio transactions made or contemplated for the funds of the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions, (ii) a designation of the Covered Officers as persons responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and for consulting with the appropriate designated parties in the event of any question of interpretation of the requirements under the Code of Ethics, (iii) a requirement to provide a list of affiliated persons of the Covered Officers and, (iv) a provision of sanctions for violations of the Code of Ethics. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $92,400 and $89,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2010 and December 31, 2009 were $39,137 and $37,630, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal year ended December 31, 2010, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee was approximately $5,669,230. No fees were billed for the fiscal year ended December 31, 2009.
(e)(1)	Audit Committee Pre-Approval Policies and Procedures
The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”
(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $17,600,000 and $9,300,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.
Item 5. Audit Committees of Listed Registrants.
Not applicable to the Registrant.
Item 6. Schedule of Investments.
(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.
(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.
(a)(3) Not applicable to the Registrant.
(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ James E. Ross James E. Ross
President

Date:	March 4, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	March 4, 2011

By:	/s/ Laura Healy Laura Healy
Treasurer (Principal Financial and Accounting Officer)

Date:	March 4, 2011